UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31
Date of reporting period: March 31, 2010

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

March 31, 2010

Annual Report

Western Asset
Municipal
Money Market
Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II | Western Asset Municipal Money Market Fund

Fund objective

The Fund seeks to provide income exempt from regular federal income tax* from a portfolio of high-quality short-term municipal obligations selected for liquidity and stability of principal.

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Municipal Money Market Fund for the twelve-month reporting period ended March 31, 2010.

Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance. Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

• Fund prices and performance,

• Market insights and commentaries from our portfolio managers, and

• A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 30, 2010

Western Asset Municipal Money Market Fund  | III

Investment commentary

Economic review

The lengthiest recession since the Great Depression finally appeared to have ended during the reporting period. This, in turn, had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 2.2%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program, its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales, and tax credits for first-time home buyers. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.6%. The Commerce Department cited a slower drawdown in business inventories and renewed consumer spending as contributing factors spurring the economy’s higher growth rate. The recovery continued during the first quarter of 2010, as the advance estimate for GDP growth was a solid 3.2%. The ongoing economic expansion was largely the result of increased consumer spending, as it grew 3.6% during the quarter, versus a tepid 1.6% advance during the last three months of 2009.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). According to PMI data, manufacturing has now expanded eight consecutive months and March 2010’s PMI reading of 59.6 was the highest since July 2004.

While the housing market has shown signs of life, a continued large inventory of unsold homes and the end of a government tax credit for first-time buyers could lead to a choppy recovery. At the end of March 2010, there was an 8.0 month supply of unsold homes, a slight improvement from the 8.5 month supply the prior month. Based on its most recent data, the S&P/Case-Shiller Home Price Indexiii indicated that U.S. home prices in February 2010 rose from a year earlier for the first time in more than three years. According to the National Association of Realtors, after existing home sales fell from December 2009 through February 2010, they increased 6.8% in March as people rushed to take advantage of the government’s $8,000 tax credit for first-time home buyers that is set to expire at the end of April.

While there was some positive news in the labor market in March, continued high unemployment could negatively impact the pace of the economic recovery. The U.S. Department of Labor reported that employers added 162,000 jobs in March, the largest monthly gain in three years. However, upon closer inspection, the data showed that nearly 30% of these new hires were temporary government jobs for the 2010 Census. In addition, the unemployment rate remained at 9.7% in March, where it has stood since January 2010.

Financial market overview

The twelve-month period ended March 31, 2010 was largely characterized by a return to more normal conditions and robust investor risk appetite. This was in sharp contrast to the last three months of 2008 and early 2009, when upheaval in the financial markets, periods of extreme volatility and illiquidity triggered heightened risk aversion and extreme “flights to quality.”

In the fixed-income market, riskier sectors, such as high-yield bonds and emerging market debt, significantly outperformed U.S. Treasuries during the reporting period. There were a number of factors contributing to the turnaround in the financial markets, including improving economic conditions, renewed investor confidence and the accommodative monetary policy by the Federal Reserve Board (“Fed”)iv.

While economic data often surpassed expectations during the reporting period, the Fed remained cautious. As stated by Fed Chairman Bernanke in April 2010 (subsequent to the close of the reporting period), the economy was “far from being out of the woods.” Given this, it was no surprise that the Fed kept the federal funds ratev in a historically low range of 0 to 1/4 percent during the reporting period. At its meeting in April 2010, the Fed said it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

IV |  Western Asset Municipal Money Market Fund

Investment commentary (cont’d)

However, the Fed did take a first step in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 0.50% to 0.75%. The Fed also announced the conclusion of its $1.25 trillion mortgage securities purchase program at the end of the first quarter of 2010.

Fixed-income market review

In a turnaround from the fourth quarter of 2008 and early 2009, when investors fled fixed-income securities that were seen as being risky and flocked to the relative safety of short-term Treasuries, investor risk aversion abated during the reporting period. Toward the beginning of the period, some encouraging economic data and a thawing of the once frozen credit markets helped bolster investor confidence, and risk aversion was replaced by robust demand for riskier, and higher-yielding, fixed-income securities. Despite some temporary setbacks, riskier assets continued to perform well during the remainder of the reporting period.

Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, Treasury yields remained relatively low, given numerous flights to quality that were triggered by the fallout from the financial crisis in 2008. After starting the period at 0.81% and 2.71%, respectively, two- and ten-year Treasury yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling through the end of February, and then moving upward in March. At the end of the reporting period, two- and ten-year Treasury yields were 1.02% and 3.84%, respectively.

Over the twelve months ended March 31, 2010, longer-term Treasury yields increased more than their shorter-term counterparts. This was largely the result of the Fed repeatedly saying it would keep short-term rates low “for an extended period,” whereas improving economic data triggered fears of future inflation given the government’s massive stimulus program. At the same time, with risk aversion being replaced with robust risk appetite, spread sector (non-Treasury) prices moved higher. With the Fed keeping the federal funds rate at a historical low, the yields available from tax-free money market securities remained extremely low during the reporting period.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 30, 2010

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Municipal Money Market Fund 2010 Annual Report  | 1

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide income exempt from regular federal income tax from a portfolio of high-quality short-term municipal obligations selected for liquidity and stability of principal.

Under normal circumstances, the Fund invests at least 80% of its assets in short-term high-quality “municipal securities.” These include debt obligations issued by any of the fifty states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) or other qualifying issuers, as well as participation or other interest in these securities and other structured securities. The interest paid on these securities is excluded from regular federal income tax, although it may be subject to the federal alternative minimum tax (“AMT”). The securities in which the Fund invests, at the time of purchase, are rated in one of the two highest short-term rating categories, or in the case of unrated securities, determined by us to be of equivalent quality.

At Western Asset Management Company (“Western Asset”), the Fund’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio managers, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. During the twelve months ended March 31, 2010, the fixed-income market largely recovered from the financial crisis in 2008 and returned to more normal conditions. This was the result of a variety of factors, including the aggressive actions taken by the Federal Reserve Board (“Fed”)i, improving economic conditions and increased investor risk appetite.

The yields on two- and ten-year Treasuries began the reporting period at 0.81% and 2.71%, respectively. Treasury yields initially moved higher (and their prices lower) as economic data improved and investor confidence rose. After peaking in early June at 1.42% and 3.98%, respectively, two- and ten-year yields generally declined through the end of February 2010 and then moved higher in March. At the end of the period, two- and ten-year Treasury yields were 1.02% and 3.84%, respectively. Longer-term yields moved higher than their shorter-term counterparts given concerns for future inflation.

In the spring of 2009, conditions in the credit markets improved, there were signs that the economy was stabilizing and corporate profits were often better than expected. Collectively, this caused investor risk aversion to abate, triggering a strong rally in the spread sectors (non-U.S. Treasuries). Also supporting the spread sectors was robust demand from investors seeking incremental yields given the low rates available from short-term fixed-income securities. The spread sectors then continued to rally during most of the remainder of the period. In sharp contrast to calendar year 2008, when Treasuries were the performance leaders, the spread sectors handily outperformed Treasuries during the fiscal year.

Municipal bonds posted solid returns during the reporting period. When the period began, there was continued uncertainty in the municipal market given fears that the recession would negatively impact municipalities, as they would generate less tax revenues. Although the fundamentals in the municipal market did not significantly change, tax-free bond prices rallied during much of the reporting period. This was due, in part, to improving technical factors, including less forced selling and better liquidity. Demand for tax-free bonds also increased, as investors were drawn to their attractive yields.

Given continued historically low short-term interest rates, the yields available from tax-exempt money market securities remained very low during the fiscal year.

The recession continued to take a toll on incoming tax revenues. According to the Nelson A. Rockefeller Institute of Government, state tax revenue for the final quarter of 2009 fell by 4.1%, marking the fifth consecutive quarter that total state tax revenue decreased on a year-over-year basis.ii The Institute expects to see some growth in tax revenue over the next few months, but well below its pre-recession peak.

2 |  Western Asset Municipal Money Market Fund 2010 Annual Report

Fund overview (cont’d)

In addition, Moody’s Investors Service reported that the ratio of municipal bond upgrades to downgrades weakened considerably in calendar year 2009.iii In particular, the rating agency posted the lowest annual and quarterly upgrades to downgrades ratio in over twenty years. Nevertheless, while Moody’s expects that most state and local governments will suffer financial stress over the next twelve to eighteen months, the agency reported that “the credit profile of the U.S. state and local government sectors is very strong” and that debt service will be paid in a timely manner for the most part, consistent with over sixty years of extremely low default statistics.

Q. How did we respond to these changing market conditions?

A. The municipal money market yield curveiv remained extremely flat during the reporting period, meaning there were typically only small differences between the yields available from shorter-term municipal money market securities and their longer-term counterparts. Given this, we maintained our large allocation to Variable Rate Demand Notes (“VRDNs”)v during the fiscal year. However, at times we were able to capture incremental yields by opportunistically investing in high-quality tax-exempt commercial paper with three- to four-month maturities. We also selectively participated in a number of smaller issuances of municipal notes with nine- to twelve-month maturities that allowed the Fund to generate somewhat higher yields.

We also began to pare the Fund’s exposure to VRDNs that were offered by second tier banks, which have less significant capitalizations than first tier banks. This was done for preservation of capital purposes, as well as in anticipation of the Securities and Exchange Commission’s new Rule 2a-7 rules that take effect in May 2010. Specifically, these new rules further tighten portfolio quality and maturity standards and add a number of new liquidity requirements for money market funds.

Performance review

As of March 31, 2010, the seven-day current yield for Class A shares of Western Asset Municipal Money Market Fund was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.1

Certain investors may be subject to the AMT, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Western Asset Municipal Money Market Fund
Yields as of March 31, 2010 (unaudited)

	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]

Class A	0.01%	0.01%

Class I	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent current expense reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield for Class A shares would have been -0.19%, and the seven-day current yield and the seven-day effective yield for Class I shares would have been -0.34%.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q. What were the most significant factors affecting Fund performance?

A. The Fund held municipal notes, tax-exempt commercial paper and VRDNs. We maintained our strategy of generally investing in high-quality, top tier securities. This was done given our emphasis on maintaining liquidity and diversification, as safeguarding our shareholders’ investments remained paramount.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Municipal Money Market Fund 2010 Annual Report  | 3

Given the low interest rate environment and flat municipal money market yield curve, there were limited opportunities to generate significant incremental yields for the Fund during the reporting period. In addition, starting to reduce the portfolio’s exposure to second tier VRDNs served to modestly temper the Fund’s yield.

Thank you for your investment in Western Asset Municipal Money Market Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company

April 20, 2010

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

ii	Source: Nelson A. Rockefeller Institute of Government, April 2010.

iii	Source: Moody’s Investors Service, January 22, 2010.

iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

[v]	Variable Rate Demand Notes (“VRDNs”) are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

4 | Western Asset Municipal Money Market Fund 2010 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2010 and March 31, 2009. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Municipal Money Market Fund 2010 Annual Report | 5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2009 and held for the six months ended March 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio†	Expenses Paid During the Period[3]

Class A	0.00%	$1,000.00	$1,000.00	0.28%	$1.40

Class I	0.01	1,000.00	1,000.10	0.27	1.35

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio†	Expenses Paid During the Period[3]

Class A	5.00%	$1,000.00	$1,023.54	0.28%	$1.41

Class I	5.00	1,000.00	1,023.59	0.27	1.36

[1]	For the six months ended March 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

†	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

6 | Western Asset Municipal Money Market Fund 2010 Annual Report

Schedule of investments

March 31, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.6%
Alabama — 1.6%
Huntsville, AL, Health Care Authority, TECP:
Huntsville Hospital	0.280%	4/6/10	$20,117,000	$20,117,000
Huntsville Hospital	0.230%	7/14/10	28,200,000	28,200,000
Huntsville Hospital	0.250%	8/5/10	31,000,000	31,000,000
Infirmary Health System Mobile, AL, Special Care Facilities Financing Authority Revenue, LOC-Deutsche Bank A.G.	0.270%	4/7/10	3,000,000	3,000,000	(a)
Mobile County, AL, IDA, PCR, Exxon Mobil Project	0.360%	4/1/10	2,900,000	2,900,000	(a)
Mobile, AL, Downtown Redevelopment Authority Revenue, Austal USA LLC Project, LOC-Westpac Banking Corp.	0.300%	4/1/10	7,000,000	7,000,000	(a)
Total Alabama				92,217,000
Alaska — 0.7%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.290%	4/1/10	11,500,000	11,500,000	(a)
Alaska State Housing Finance Corp., Home Mortgage Revenue, SPA-Landesbank Baden-Wurttemberg	0.320%	4/1/10	7,150,000	7,150,000	(a)
Alaska State International Airports Revenue, LOC-State Street Bank & Trust Co.	0.280%	4/7/10	7,500,000	7,500,000	(a)(b)
Valdez, AK, Marine Terminal Revenue:
BP Pipelines Inc. Project	0.300%	4/1/10	14,000,000	14,000,000	(a)
Refunding, BP Pipelines Inc. Project	0.300%	4/1/10	300,000	300,000	(a)
Total Alaska				40,450,000
Arizona — 1.4%
Ak-Chin Indian Community Revenue, AZ, LOC-Bank of America N.A.	0.320%	4/1/10	3,055,000	3,055,000	(a)
Glendale, AZ, IDA, TECP, LOC-Wells Fargo Bank	0.280%	4/27/10	24,600,000	24,600,000
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, BAN, LOC-Bank of America N.A.	0.250%	4/6/10	24,885,000	24,885,000
Phoenix, AZ, IDA Revenue, Southwestern College Phoenix, LOC-Comerica Bank	0.340%	4/1/10	3,335,000	3,335,000	(a)
Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.290%	4/7/10	18,900,000	18,900,000	(a)
Yavapai County, AZ, IDA, Hospital Facility Revenue:
Northern Arizona Health Care, LOC-Banco Bilbao Vizcaya	0.280%	4/1/10	3,420,000	3,420,000	(a)
Refunding, Yavapai Regional Medical Center, LOC-UBS AG	0.290%	4/1/10	2,200,000	2,200,000	(a)
Total Arizona				80,395,000
California — 4.9%
ABAG Finance Authority for Nonprofit Corp., CA, Eskaton Village-Roseville, LOC-KBC Bank N.V.	0.290%	4/1/10	1,200,000	1,200,000	(a)
California Health Facilities Finance Authority Revenue, Stanford Hospital	0.290%	4/7/10	8,200,000	8,200,000	(a)
California Health Facilities Financing Authority Revenue, Adventist Health System West, LOC-U.S. Bank N.A.	0.270%	4/1/10	1,000,000	1,000,000	(a)
California Health Facilities Financing Authority, TECP	0.350%	9/9/10	29,400,000	29,400,000
California Health Facilities Financing Authority, TECP	0.370%	10/7/10	14,620,000	14,620,000
California Infrastructure & Economic Development Bank Revenue:
Los Angeles County Museum, LOC-Bank of New York	0.270%	4/1/10	1,000,000	1,000,000	(a)
Rand Corp., LOC-Bank of America N.A.	0.300%	4/1/10	100,000	100,000	(a)

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Annual Report | 7

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
California — (continued)
California State Department of Water Resources, Power Supply Revenue:
LOC-Bank of New York	0.270%	4/1/10	$28,900,000	$28,900,000	(a)
LOC-BNP Paribas	0.290%	4/1/10	6,400,000	6,400,000	(a)
California State, GO:
Kindergarten-University, LOC-Citibank N.A.	0.270%	4/1/10	200,000	200,000	(a)
LOC-Bank of Montreal	0.280%	4/1/10	3,275,000	3,275,000	(a)
LOC-JPMorgan Chase	0.280%	4/1/10	300,000	300,000	(a)
California Statewide CDA Revenue, John Muir Health, LOC-UBS AG	0.270%	4/1/10	600,000	600,000	(a)
California Statewide CDA, TECP, Kaiser Permamente	0.250%	5/19/10	10,100,000	10,100,000
California Statewide CDA, TECP, Kaiser Permamente	0.300%	8/11/10	14,300,000	14,300,000
California Statewide CDA, TECP, Kaiser Permamente	0.370%	10/6/10	8,225,000	8,225,000
California Statewide CDA, TECP, Kaiser Permamente	0.400%	12/8/10	9,000,000	9,000,000
California Statewide CDA, TECP, Kaiser Permamente	0.370%	10/19/10	17,900,000	17,900,000
Concord, CA, MFH Revenue, Maplewood & Golden Glen, LOC-Citibank N.A.	0.330%	4/1/10	1,535,000	1,535,000	(a)(b)
East Bay, CA, MUD Water Systems Revenue	0.290%	3/1/11	12,850,000	12,850,000	(c)
East Bay, CA, MUD Water Systems Revenue, TECP	0.250%	4/1/10	12,700,000	12,700,000
East Bay, CA, MUD Water Systems Revenue, TECP	0.300%	4/7/10	14,000,000	14,000,000
East Bay, CA, MUD Water Systems Revenue, TECP	0.270%	5/12/10	9,700,000	9,700,000
East Bay, CA, MUD Water Systems Revenue, TECP	0.270%	5/13/10	11,000,000	11,000,000
Fremont, CA, COP, Family Residential Center Financing Project, LOC-KBC Bank N.V.	0.290%	4/1/10	2,300,000	2,300,000	(a)
Glendale, CA, COP, Police Building Project, SPA-Morgan Guaranty Trust	0.290%	4/1/10	11,600,000	11,600,000	(a)
Hemet, CA, MFH Revenue, Sunwest Retirement, LIQ-FHLMC	0.280%	4/1/10	500,000	500,000	(a)
Los Angeles, CA, Regional Airports Improvement Corp., Lease Revenue, Sublease Los Angeles International LAX 2, LOC-Societe Generale	0.290%	4/1/10	19,200,000	19,200,000	(a)
Metropolitan Water District of Southern California	0.340%	3/7/11	11,785,000	11,785,000	(c)
Metropolitan Water District of Southern California, SPA-Lloyds TSB Bank PLC	0.280%	4/1/10	500,000	500,000	(a)
Modesto, CA, MFH Revenue, VY Oak Project, LIQ-FHLMC	0.270%	4/1/10	4,425,000	4,425,000	(a)
Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Health Project Inc., LOC-Citibank N.A.	0.280%	4/7/10	2,740,000	2,740,000	(a)
Orange County, CA, Improvement Bond, Assessment District No. 88-1, LOC-KBC Bank N.V.	0.270%	4/1/10	3,500,000	3,500,000	(a)
Orange County, CA, Sanitation Districts, COP:
SPA-Dexia Public Finance	0.310%	4/1/10	4,300,000	4,300,000	(a)
SPA-Dexia Public Finance Bank	0.310%	4/1/10	400,000	400,000	(a)
Sacramento County, CA, Sanitation District Financing Authority Revenue, LIQ-Bank of America N.A.	0.280%	4/1/10	100,000	100,000	(a)
Stockton, CA, Health Facilities Revenue, Dameron Hospital Association, LOC-Citibank N.A.	0.320%	4/1/10	3,000,000	3,000,000	(a)
West Basin, CA, Municipal Water District Revenue, COP, SPA-Dexia Credit Local	0.290%	4/7/10	6,800,000	6,800,000	(a)
Total California				287,655,000

See Notes to Financial Statements.

8 | Western Asset Municipal Money Market Fund 2010 Annual Report

Schedule of investments (cont’d)

March 31, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — 2.7%
Colorado Educational & Cultural Facilities Authority Revenue, YMCA Rockies Project, LOC-Bank of America N.A.	0.310%	4/1/10	$4,700,000	$4,700,000	(a)
Colorado HFA Revenue:
Multi-Family Project, SPA-FHLB	0.310%	4/7/10	900,000	900,000	(a)
Multi-Family Project, SPA-FHLB	0.360%	4/7/10	4,000,000	4,000,000	(a)(b)
Multi-Family, SPA-FHLB	0.300%	4/7/10	8,080,000	8,080,000	(a)(b)
Multi-Family, SPA-FHLB	0.310%	4/7/10	10,785,000	10,785,000	(a)(b)
Colorado HFA, Single-Family Mortgage Revenue, LOC-FNMA, FHLMC	0.280%	4/7/10	7,500,000	7,500,000	(a)(b)
Colorado School of Mines Enterprise Revenue, LOC-Dexia Credit Local	0.360%	4/1/10	980,000	980,000	(a)
Colorado Springs, CO, Utilities Revenue, Subordinated, Lien Improvement, SPA-Dexia Credit Local	0.350%	4/1/10	13,800,000	13,800,000	(a)
Denver, CO, City & County, COP:
SPA-JPMorgan Chase	0.280%	4/1/10	81,170,000	81,170,000	(a)
SPA-JPMorgan Chase Bank	0.280%	4/1/10	8,465,000	8,465,000	(a)
Erie, CO, COP, LOC-Keybank N.A.	1.550%	4/7/10	55,000	55,000	(a)
La Plata County, CO, PCR, BP Amoco Project	0.450%	9/1/10	600,000	600,497	(d)
University of Colorado Hospital Authority Revenue, AGM, SPA-Wells Fargo Bank N.A.	0.320%	4/7/10	15,320,000	15,320,000	(a)
Total Colorado				156,355,497
Connecticut — 0.8%
Capital City EDA, Parking & Energy Fee Revenue, SPA-Bank of America	0.330%	4/7/10	18,400,000	18,400,000	(a)
Connecticut State HEFA Revenue:
Greenwich Hospital, LOC-Bank of America N.A.	0.300%	4/7/10	200,000	200,000	(a)
Wesleyan University, SPA-JPMorgan Chase	0.280%	4/7/10	3,600,000	3,600,000	(a)
Yale University	0.260%	4/1/10	5,300,000	5,300,000	(a)
Connecticut State HFA, Housing Mortgage Finance Program, SPA-FHLB	0.310%	4/1/10	3,400,000	3,400,000	(a)(b)
New Haven, CT, TECP:
LOC-Landesbank Hessen-Thuringen	0.250%	4/7/10	5,400,000	5,400,000
LOC-Landesbank Hessen-Thuringen	0.240%	4/8/10	3,089,000	3,089,000
LOC-Landesbank Hessen-Thuringen	0.330%	4/22/10	4,200,000	4,200,000
LOC-Landesbank Hessen-Thuringen	0.330%	5/6/10	4,700,000	4,700,000
Total Connecticut				48,289,000
Delaware — 0.2%
Delaware State Health Facilities Authority Revenue:
Bayhealth Medical Center Inc., LOC-PNC Bank N.A.	0.270%	4/1/10	5,050,000	5,050,000	(a)
Beebe Medical Center Project, LOC-PNC Bank N.A.	0.290%	4/1/10	8,580,000	8,580,000	(a)
Total Delaware				13,630,000
District of Columbia — 1.1%
District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP Project, LOC-Wells Fargo Bank N.A.	0.470%	4/7/10	2,600,000	2,600,000	(a)(b)
District of Columbia Revenue:
American Legacy Foundation	0.280%	4/1/10	8,000,000	8,000,000	(a)
American Sociological Association, LOC-PNC Bank N.A.	0.290%	4/1/10	5,110,000	5,110,000	(a)
Jesuit Conference, LOC-PNC Bank N.A.	0.290%	4/1/10	4,765,000	4,765,000	(a)

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Annual Report | 9

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

District of Columbia — (continued)

The Pew Charitable Trusts, LOC-PNC Bank N.A.	0.270%	4/1/10	$2,100,000	$2,100,000	(a)

Vestry Rock Creek Parish, LOC-PNC Bank N.A.	0.290%	4/1/10	7,585,000	7,585,000	(a)

Washington Center For Internships and Academic Seminars, LOC-Branch Banking & Trust	0.280%	4/1/10	4,000,000	4,000,000	(a)

District of Columbia University Revenue, Georgetown University, LOC-TD Bank N.A.	0.260%	4/1/10	2,500,000	2,500,000	(a)

Metropolitan Washington, DC, Airports Authority, AGM, SPA-Dexia Credit Local	0.340%	4/7/10	12,760,000	12,760,000	(a)(b)

Metropolitan Washington, DC, Airports Authority, TECP, Airport System Revenue, LOC-JPMorgan Chase	0.330%	8/11/10	16,600,000	16,600,000

Total District of Columbia				66,020,000

Florida — 8.5%

Broward County, FL, EFA Revenue, Nova Southeastern University Inc., LOC-Bank of America N.A.	0.310%	4/1/10	14,715,000	14,715,000	(a)

Broward County, FL, HFA, MFH, Sawgrass Pines Apartments Project, LOC-GE Capital Corp.	0.390%	4/1/10	1,000,000	1,000,000	(a)(b)

Broward County, FL, School Board, COP, AGM, SPA-Dexia Credit Local	0.310%	4/1/10	4,500,000	4,500,000	(a)

Florida Housing Finance Agency, LIQ-FNMA	0.260%	4/7/10	1,250,000	1,250,000	(a)

Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Mariners Cay Apartments, FNMA, LIQ-FNMA	0.280%	4/1/10	2,000,000	2,000,000	(a)

Florida Municipal Loan Council, TECP, LOC-Bank of America	0.250%	8/9/10	9,500,000	9,500,000

Highlands County, FL, Health Facilities Authority Revenue:

Adventist Health System, LOC-PNC Bank N.A.	0.270%	4/1/10	5,565,000	5,565,000	(a)

Adventist Health System, LOC-Wells Fargo Bank	0.280%	4/1/10	11,400,000	11,400,000	(a)

Hillsborough County, FL, IDA Revenue, Independent Day School Project of Tampa, LOC-Bank of America N.A.	0.450%	4/1/10	1,700,000	1,700,000	(a)

Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wells Fargo Bank	0.300%	4/1/10	38,600,000	38,600,000	(a)

Jacksonville, FL, Economic Development Commission Hospital Revenue, Shands Jacksonville Medical Center Inc., LOC-Wells Fargo Bank	0.300%	4/1/10	6,000,000	6,000,000	(a)

Jacksonville, FL, Electric Authority, TECP:

LOC-Dexia Credit Local	0.270%	5/6/10	40,280,000	40,280,000

LOC-JPMorgan Chase	0.220%	4/6/10	21,500,000	21,500,000

LOC-JPMorgan Chase	0.300%	8/5/10	16,500,000	16,500,000

LOC-JPMorgan Chase	0.250%	8/9/10	21,500,000	21,500,000

LOC-Landesbank Hessen-Thuringen	0.320%	4/28/10	8,500,000	8,500,000

Jacksonville, FL, Health Facilities Authority, Hospital Revenue:

Baptist Medical Center Project, LOC-Bank of America N.A.	0.300%	4/1/10	4,800,000	4,800,000	(a)

Southern Baptist Hospital, LOC-Wells Fargo Bank	0.300%	4/1/10	35,000	35,000	(a)

JEA District, FL, Electric System Revenue, SPA-Wells Fargo Bank N.A.	0.300%	4/1/10	10,000,000	10,000,000	(a)

JEA District, FL, Energy System Revenue, LOC-State Street Bank & Trust Co.	0.300%	4/1/10	1,200,000	1,200,000	(a)

Lakeland, FL, Education Facilities Revenue, Florida Southern College Project, LOC-SunTrust Bank	0.310%	4/1/10	11,920,000	11,920,000	(a)(e)

Lee County, FL, IDA, Utilities Revenue:

North Fort Myers Utility Project, LOC-SunTrust Bank	0.730%	4/7/10	8,300,000	8,300,000	(a)(b)

North Fort Myers Utility, LOC-SunTrust Bank	0.730%	4/7/10	13,000,000	13,000,000	(a)(b)

See Notes to Financial Statements.

10 | Western Asset Municipal Money Market Fund 2010 Annual Report

Schedule of investments (cont’d)

March 31, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Florida — (continued)

Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities Inc., LOC-Branch Banking & Trust	0.270%	4/1/10	$5,800,000	$5,800,000	(a)

Orange County, FL, School Board COP, LOC-Wells Fargo Bank	0.300%	4/1/10	8,300,000	8,300,000	(a)

Orlando & Orange County, FL, Expressway Authority, AGM	0.310%	4/1/10	4,935,000	4,935,000	(a)

Orlando, FL, Utilities Commission, Utility System Revenue	2.000%	6/1/10	50,000,000	50,128,993

Palm Beach County, FL, HFA, MFH Revenue, Palm Gardens Apartments Project, LOC-Citibank N.A.	0.340%	4/7/10	10,250,000	10,250,000	(a)(b)

Palm Beach County, FL, Revenue, Raymond F. Kravis Center Project, LOC-Northern Trust Co.	0.280%	4/1/10	5,000,000	5,000,000	(a)

Pasco County, FL, IDA, Leveredge Project, LOC-RBC Centura Bank	0.500%	4/7/10	8,500,000	8,500,000	(a)(b)

Pembroke Pines, FL, Capital Improvement Revenue, Susan B. Anthony Center, LOC-SunTrust Bank	0.600%	4/7/10	8,040,000	8,040,000	(a)

Pinellas County, FL, Health Facilities Authority Revenue:

Baycare Health System Inc., LOC-U.S. Bank N.A.	0.360%	4/1/10	15,300,000	15,300,000	(a)

Baycare Health System, LOC-Northern Trust Co.	0.290%	4/1/10	10,000,000	10,000,000	(a)

Hospital Facilities Bayfront Projects, LOC-SunTrust Bank	0.460%	4/1/10	2,455,000	2,455,000	(a)

Refunding, Health Systems Baycare, AGM, SPA-Morgan Stanley	0.310%	4/1/10	76,515,000	76,515,000	(a)

Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, LOC-Bank of America N.A.	0.340%	4/1/10	6,100,000	6,100,000	(a)(e)

Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.270%	4/1/10	37,200,000	37,200,000	(a)

Total Florida				502,288,993

Georgia — 3.2%

Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.300%	4/7/10	11,250,000	11,250,000	(a)

Atlanta, GA, Urban Residential Finance Authority, MFH Revenue, Senior Housing, Big Bethel Village LP, LOC-SunTrust Bank	0.730%	4/7/10	8,135,000	8,135,000	(a)(b)

Carroll County, GA, Development Authority Revenue, Royal Metal Productions Inc. Project, LOC-Branch Banking & Trust	0.360%	4/1/10	3,380,000	3,380,000	(a)(b)

Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank	0.450%	4/1/10	4,990,000	4,990,000	(a)(b)

Coweta County, GA, Residential Care Facilities for the Elderly Authority, Wesley Woods of Newnan, LOC-Branch Banking & Trust Co.	0.290%	4/7/10	17,400,000	17,400,000	(a)

De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.340%	4/1/10	6,860,000	6,860,000	(a)(b)

Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank	0.350%	4/1/10	1,755,000	1,755,000	(a)(b)

Floyd County, GA, Development Authority Revenue:

Berry College Inc. Project, LOC-FHLB, SunTrust Bank	0.300%	4/7/10	16,700,000	16,700,000	(a)

Berry College Inc., LOC-FHLB, SunTrust Bank	0.300%	4/7/10	6,295,000	6,295,000	(a)

Fulton County, GA, Development Authority Revenue:

Doris & Weber School Project, LOC-Branch Banking & Trust	0.280%	4/1/10	3,000,000	3,000,000	(a)

Lovett School Project, LOC-FHLB, SunTrust Bank	0.300%	4/7/10	5,000,000	5,000,000	(a)

Shepherd Center Inc., LOC-FHLB, SunTrust Bank	0.300%	4/7/10	3,400,000	3,400,000	(a)

Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facility, Lanier Village Estates Inc., Radian, LOC-Bank of America N.A., SPA-LaSalle Bank N.A.	0.280%	4/1/10	7,700,000	7,700,000	(a)

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Annual Report | 11

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Georgia — (continued)

Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipatory CTFS, Northeast Georgia Health System Inc., LOC-Wells Fargo Bank	0.300%	4/1/10	$37,400,000	$37,400,000	(a)

Greene County, GA, Development Authority Sewer Facilities Revenue, Carey Station Welfare LLC Project, LOC-Wells Fargo Bank	0.450%	4/1/10	4,230,000	4,230,000	(a)(b)

Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.360%	4/1/10	9,375,000	9,375,000	(a)(b)

Kennesaw, GA, Development Authority, MFH Revenue, Walton Ridenour Apartments LP, LOC-FHLB, SunTrust Bank	0.400%	4/7/10	4,800,000	4,800,000	(a)(b)

Municipal Electric Authority of Georgia, TECP, LOC-Landesbank Hessen-Thuringen	0.230%	4/6/10	14,150,000	14,150,000

Municipal Electric Authority, GA, Project One, Subordinated, AGM, SPA-Dexia Credit Local	0.340%	4/7/10	900,000	900,000	(a)

Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.280%	4/1/10	4,800,000	4,800,000	(a)

Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.360%	4/1/10	6,550,000	6,550,000	(a)(b)

Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS, John D Archbold Memorial Hospital, LOC-Branch Banking & Trust	0.280%	4/1/10	4,000,000	4,000,000	(a)

Valdosta-Lowndes County, GA, IDA Revenue, Steeda Autosports Project, LOC-Bank of America N.A.	0.400%	4/1/10	3,900,000	3,900,000	(a)(b)

Total Georgia				185,970,000

Idaho — 0.1%

Idaho Health Facilities Authority Revenue, St. Lukes Medical Center, AGM, SPA-Harris N.A.	0.330%	4/1/10	6,400,000	6,400,000	(a)

Illinois — 4.0%

Chicago, IL, Board of Education, GO, AGM, SPA-Dexia Public Finance Bank	0.370%	4/1/10	2,270,000	2,270,000	(a)

Chicago, IL, GO, SPA-JPMorgan Chase	0.280%	4/1/10	9,600,000	9,600,000	(a)

Chicago, IL, IDR, Victoria Ltd. LLC Project, LOC-LaSalle Bank N.A.	0.450%	4/1/10	2,900,000	2,900,000	(a)(b)

Chicago, IL, MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris Trust & Savings Bank	0.380%	4/1/10	3,115,000	3,115,000	(a)(b)

Chicago, IL, Midway Airport Revenue, TECP, LOC-JPMorgan Chase	0.350%	5/5/10	2,425,000	2,425,000

Chicago, IL, Sales Tax Revenue, SPA-JPMorgan Chase	0.280%	4/1/10	19,030,000	19,030,000	(a)

Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.320%	4/7/10	9,800,000	9,800,000	(a)

Chicago, IL, Wastewater Transmission Revenue, LOC-Bank of America N.A.	0.290%	4/1/10	15,300,000	15,300,000	(a)

Chicago, IL, Water Revenue:

LOC-State Street Bank & Trust Co.	0.290%	4/1/10	3,200,000	3,200,000	(a)

SPA-JPMorgan Chase	0.360%	4/1/10	13,800,000	13,800,000	(a)

Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.350%	4/7/10	1,000,000	1,000,000	(a)

Cook County, IL, Community High School District No. 228 Bremen, GO, LOC-Assured Guaranty	3.000%	12/15/10	2,225,000	2,264,794

Cook County, IL, IDR:

Kenneth Properties Project, LOC-LaSalle Bank	0.450%	4/1/10	1,375,000	1,375,000	(a)(b)

Little Lady Foods Inc. Project, LOC-LaSalle Bank	0.450%	4/1/10	1,515,000	1,515,000	(a)(b)

See Notes to Financial Statements.

12 | Western Asset Municipal Money Market Fund 2010 Annual Report

Schedule of investments (cont’d)

March 31, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Illinois — (continued)

Crestwood, IL, Revenue, Trinity Christian College, LOC-Fifth Third Bank	0.380%	4/2/10	$7,245,000	$7,245,000	(a)

Illinois DFA:

Carmel High School Project, LOC-LaSalle Bank	0.400%	4/7/10	2,000,000	2,000,000	(a)

Chicago Educational Television Association, LOC-LaSalle Bank N.A.	0.300%	4/7/10	700,000	700,000	(a)

Illinois DFA, IDR:

Prairie Packaging Inc. Project, LOC-LaSalle Bank	0.400%	4/1/10	5,000,000	5,000,000	(a)(b)

Profile Packaging Inc. Project, LOC-LaSalle Bank	0.450%	4/1/10	2,000,000	2,000,000	(a)(b)

Illinois Finance Authority Revenue:

Central Dupage, LIQ-JPMorgan Chase	0.290%	4/1/10	15,285,000	15,285,000	(a)

Elmhurst Memorial Healthcare, LOC-JPMorgan Chase	0.290%	4/1/10	1,000,000	1,000,000	(a)

Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.380%	4/1/10	6,900,000	6,900,000	(a)

Illinois College, LOC-U.S. Bank	0.290%	4/1/10	12,900,000	12,900,000	(a)

Lake Forest Country Day School, LOC-Northern Trust Co.	0.350%	4/7/10	4,000,000	4,000,000	(a)

Northwestern University	0.400%	3/1/11	10,600,000	10,600,000	(c)

OSF Healthcare System, LOC-Wells Fargo Bank	0.290%	4/1/10	335,000	335,000	(a)

Provena Health, LOC-JPMorgan Chase	0.290%	4/1/10	11,500,000	11,500,000	(a)

Resurrection Health, LOC-JPMorgan Chase	0.330%	4/1/10	10,985,000	10,985,000	(a)

Smith Village Project, LOC-LaSalle Bank	0.310%	4/1/10	1,235,000	1,235,000	(a)

Uhlich Children’s Advantage, LOC-JPMorgan Chase	0.320%	4/1/10	4,605,000	4,605,000	(a)

Wesleyan University, LOC-Northern Trust Co.	0.290%	4/1/10	4,700,000	4,700,000	(a)

Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.320%	4/1/10	5,010,000	5,010,000	(a)

Illinois Health Facilities Authority, Pekin Memorial Hospital, LOC-Fifth Third Bank	0.320%	4/1/10	8,115,000	8,115,000	(a)

Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.430%	4/1/10	3,895,000	3,895,000	(a)(b)

Illinois State Toll Highway Authority, Toll Highway Revenue, SPA-Dexia Credit Local	0.320%	4/1/10	1,300,000	1,300,000	(a)

Libertyville, IL, Industrial Revenue, Fabrication Technologies, LOC-LaSalle Bank N.A.	0.450%	4/1/10	2,210,000	2,210,000	(a)(b)

Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.330%	4/1/10	190,000	190,000	(a)

Morton Grove, IL, Cultural Facilities Revenue, Illinois Holocaust Museum & Education, LOC-LaSalle Bank N.A.	0.290%	4/1/10	7,700,000	7,700,000	(a)

Oak Lawn, IL, IDR, Lavergne Partners Project, LOC-LaSalle National Bank	0.450%	4/1/10	780,000	780,000	(a)(b)

Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.320%	4/1/10	2,900,000	2,900,000	(a)(b)

Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle National Bank	0.400%	4/1/10	3,925,000	3,925,000	(a)(b)

Savanna, IL, IDR, Metform LLC Project, LOC-Bank of America N.A.	0.340%	4/7/10	3,400,000	3,400,000	(a)

Will County, IL, Revenue, University of St. Francis, LOC-Fifth Third Bank	0.480%	4/7/10	10,410,000	10,410,000	(a)

Total Illinois				238,419,794

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Annual Report | 13

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Indiana — 1.7%

Clarksville, IN, Revenue, Retirement Housing Foundation, LOC-KBC Bank N.V.	0.270%	4/1/10	$4,115,000	$4,115,000	(a)

Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.600%	2/10/11	2,500,000	2,500,000

Indiana Finance Authority, Hospital Revenue, Clarian Health Partners Inc., LOC-Branch Banking & Trust	0.300%	4/7/10	4,725,000	4,725,000	(a)

Indiana Finance Authority, Solid Waste Disposal Revenue, New Holland Dairy Leasing, LOC-LaSalle Bank N.A.	0.450%	4/1/10	3,200,000	3,200,000	(a)(b)

Indiana Health & Educational Facilities Financing Authority Revenue, Refunding, Community Village Hartsfield, LOC-Harris N.A.	0.270%	4/1/10	6,830,000	6,830,000	(a)

Indiana Health Facilities Financing Authority, Hospital Revenue, Deaconess Hospital Obligation, LOC-Fifth Third Bank	0.380%	4/2/10	6,570,000	6,570,000	(a)

Indiana State Finance Authority Revenue:

Lease Appropriation	0.290%	4/1/10	16,065,000	16,065,000	(a)

Lease Appropriation, SPA-Barclays Bank PLC	0.250%	4/1/10	10,000,000	10,000,000	(a)

Lease Appropriation, SPA-JPMorgan Chase	0.290%	4/1/10	3,500,000	3,500,000	(a)

Lease Appropriation, SPA-JPMorgan Chase	0.340%	4/1/10	1,700,000	1,700,000	(a)

Lease Appropriation, SPA-JPMorgan Chase	0.360%	4/1/10	15,200,000	15,200,000	(a)

Marquette Project, LOC-Branch Banking & Trust	0.300%	4/1/10	6,785,000	6,785,000	(a)

Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Project, AGM, SPA-Dexia Credit Local	0.360%	4/7/10	15,000,000	15,000,000	(a)(b)

Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.290%	4/2/10	5,095,000	5,095,000	(a)

Total Indiana				101,285,000

Iowa — 0.6%

Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank N.A.	0.320%	4/1/10	765,000	765,000	(a)

Iowa City, IA, Revenue, Act Inc., SPA-U.S. Bank N.A.	0.320%	4/1/10	1,400,000	1,400,000	(a)

Iowa Finance Authority, Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.290%	4/1/10	12,420,000	12,420,000	(a)

Iowa Finance Authority, MFH Revenue:

SPA-Dexia Credit Local	0.380%	4/1/10	6,500,000	6,500,000	(a)(b)

Windsor on the River LLC, LOC-Wells Fargo Bank	0.340%	4/1/10	7,000,000	7,000,000	(a)(b)

Iowa Finance Authority, Single-Family Revenue, GNMA, FNMA, SPA-FHLB	0.320%	4/1/10	9,945,000	9,945,000	(a)(b)

Total Iowa				38,030,000

Kansas — 1.0%

Olathe, KS, GO	1.250%	6/1/10	55,745,000	55,816,142

Prairie Village, KS, Multi-Family Revenue, Refunding, Corinth Place Apartments Project, FHLMC, LIQ-FHLMC	0.300%	4/1/10	4,500,000	4,500,000	(a)

Total Kansas				60,316,142

Kentucky — 1.4%

Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.360%	4/1/10	7,420,000	7,420,000	(a)(b)

Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.270%	4/1/10	7,000,000	7,000,000	(a)

Fulton County, KY, United Healthcare Hospital Co., LOC-Wells Fargo Bank	0.850%	4/7/10	8,000,000	8,000,000	(a)

Georgetown, KY, Industrial Building Revenue, Refunding, Georgetown College Project, LOC-Fifth Third Bank	0.380%	4/2/10	10,475,000	10,475,000	(a)

See Notes to Financial Statements.

14 | Western Asset Municipal Money Market Fund 2010 Annual Report

Schedule of investments (cont’d)

March 31, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Kentucky — (continued)

Kentucky Economic Development Finance Authority,
Hospital Facilities Revenue:

Baptist Healthcare System Inc., LOC-JPMorgan Chase	0.280%	4/1/10	$5,400,000	$5,400,000	(a)

Baptist Healthcare System, LOC-Branch Banking & Trust	0.270%	4/1/10	9,000,000	9,000,000	(a)

Kentucky Housing Corp., Housing Revenue	0.300%	4/7/10	8,400,000	8,400,000	(a)(b)

Kentucky Housing Corp., Housing Revenue, SPA-Kentucky Housing Corp.	0.300%	4/7/10	2,000,000	2,000,000	(a)(b)

Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.290%	4/2/10	680,000	680,000	(a)

Williamsburg, KY, Educational Building Revenue, Refunding & Improvement Cumberland Project, LOC-Fifth Third Bank	0.380%	4/2/10	21,825,000	21,825,000	(a)(e)

Total Kentucky				80,200,000

Louisiana — 1.6%

Louisiana PFA Revenue:

C-Port LLC Project, LOC-Bank of America N.A.	0.340%	4/1/10	6,000,000	6,000,000	(a)

Dynamic Fuels LLC Project, LOC-JPMorgan Chase	0.310%	4/1/10	20,000,000	20,000,000	(a)

Tiger Atletic, LOC-Capital One N.A., FHLB	0.310%	4/1/10	33,550,000	33,550,000	(a)

Louisiana PFA, Hospital Revenue, Franciscan Missionaries of our Lady Health System Inc., LOC-JPMorgan Chase	0.300%	4/1/10	7,300,000	7,300,000	(a)

Louisiana State Offshore Terminal Authority, Deepwater
Port Revenue:

Loop LLC Project, LOC-SunTrust Bank	0.460%	4/1/10	12,200,000	12,200,000	(a)

Loop LLC Project, LOC-SunTrust Bank	0.570%	4/7/10	2,000,000	2,000,000	(a)

St. James Parish, LA, Revenue, TECP	0.250%	4/13/10	12,185,000	12,185,000

Total Louisiana				93,235,000

Maine — 0.1%

Biddeford, ME, GO, BAN	1.000%	4/15/11	6,000,000	6,026,220	(f)

Maryland — 4.3%

Baltimore County, MD, EDR, Republic Services Inc. Project, LOC-Bank of America	0.400%	4/1/10	3,020,000	3,020,000	(a)(b)

Johns Hopkins University Revenue, TECP	0.340%	4/6/10	4,500,000	4,500,000

Johns Hopkins University Revenue, TECP	0.350%	4/7/10	13,900,000	13,900,000

Johns Hopkins University Revenue, TECP	0.270%	8/16/10	10,368,000	10,368,000

Johns Hopkins University Revenue, TECP	0.260%	8/17/10	9,548,000	9,548,000

Johns Hopkins University Revenue, TECP	0.240%	5/6/10	4,613,000	4,613,000

Johns Hopkins University Revenue, TECP	0.270%	8/10/10	13,216,000	13,216,000

Johns Hopkins University Revenue, TECP	0.270%	8/11/10	5,000,000	5,000,000

Johns Hopkins University Revenue, TECP	0.280%	8/13/10	13,870,000	13,870,000

Maryland Industrial Development Financing Authority, Port Facilities Revenue, Occidental Petroleum Corp.	0.260%	4/7/10	9,800,000	9,800,000	(a)

Maryland State Community Development Administration Department of Housing & Community Development, Residential, SPA-State Street Bank and Trust	0.300%	4/1/10	1,300,000	1,300,000	(a)(b)

Maryland State Economic Development Corp., EDR:

Academy of Sciences Project, LOC-Bank of America N.A.	0.400%	4/1/10	1,600,000	1,600,000	(a)

U.S. Pharmacopeial Convention Inc., LOC-Bank of America N.A.	0.310%	4/1/10	3,400,000	3,400,000	(a)

Maryland State Health & Higher EFA Revenue:

Archdiocese Baltimore Schools, LOC-PNC Bank N.A.	0.290%	4/2/10	3,600,000	3,600,000	(a)

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Annual Report | 15

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Maryland — (continued)

Gaudenzia Foundation, LOC-PNC Bank	0.290%	4/2/10	$2,485,000	$2,485,000	(a)

Holton-Arms School, LOC-SunTrust Bank	0.600%	4/7/10	11,865,000	11,865,000	(a)

University of Maryland Medical System, LOC-PNC Bank N.A.	0.270%	4/2/10	9,000,000	9,000,000	(a)

Maryland State Stadium Authority, Sports Facilities Lease, SPA-Dexia Credit Local	0.450%	4/7/10	34,145,000	34,145,000	(a)(b)

Maryland State Stadium Authority, Sports Facilities Lease Revenue, Refunding, Football Stadium, SPA-Dexia Credit Local	0.320%	4/1/10	10,110,000	10,110,000	(a)

Montgomery County, MD, EDA Bonds, Sandy Springs Friends School Facility, LOC-SunTrust Bank	0.600%	4/7/10	11,815,000	11,815,000	(a)

Montgomery County, MD, GO, BAN, Public Improvement, SPA-Dexia Credit Local	0.290%	4/1/10	1,700,000	1,700,000	(a)

Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue:

Canterbury Apartments, LOC-FNMA	0.290%	4/1/10	4,500,000	4,500,000	(a)

Housing Development, GNMA, FNMA, FHLMC, FHA, SPA-PNC Bank	0.290%	4/1/10	8,850,000	8,850,000	(a)

Montgomery County, MD, Revenue, Sidwell Friends School, LOC-SunTrust Bank	0.600%	4/7/10	15,300,000	15,300,000	(a)

Prince Georges County, MD, MFH, Allentowne Apartments Project, LOC-Wachovia Bank	0.320%	4/1/10	13,900,000	13,900,000	(a)(b)

Washington Suburban Sanitation District, MD, GO:

BAN, SPA-Helaba	0.290%	4/7/10	24,900,000	24,900,000	(a)

BAN, SPA-Landesbank Hessen-Thuringen	0.300%	4/7/10	2,800,000	2,800,000	(a)

Wicomico County, MD, EDR, Harvard Custom Manufacturing Inc. Project, LOC-Bank of America N.A.	0.370%	4/1/10	4,700,000	4,700,000	(a)(b)

Total Maryland				253,805,000

Massachusetts — 2.8%

Massachusetts Bay Transportation Authority, TECP:

BAN, Fortis Bank SA	0.260%	8/12/10	2,700,000	2,700,000

BAN, LOC-Fortis Bank	0.290%	8/12/10	25,000,000	25,000,000

Massachusetts Health & Education University Revenue, TECP	0.300%	8/9/10	25,777,000	25,777,000

Massachusetts State DFA Revenue:

Boston University, LOC-Bank of America N.A.	0.300%	4/1/10	2,000,000	2,000,000	(a)

Boston University, LOC-Citizens Bank, FHLB	0.290%	4/1/10	4,520,000	4,520,000	(a)

Judge Rotenburg Educational Center, LOC-Fleet National Bank	0.270%	4/7/10	500,000	500,000	(a)

Notre Dame Health Care Center, LOC-KBC Bank NV	0.340%	4/1/10	4,320,000	4,320,000	(a)

St. Mark’s School, LOC-Bank of America N.A.	0.290%	4/1/10	4,645,000	4,645,000	(a)

Massachusetts State HEFA Revenue:

Amherst College	0.280%	4/1/10	1,000,000	1,000,000	(a)

Baystate Medical Center Inc., LOC-JPMorgan Chase	0.290%	4/1/10	2,350,000	2,350,000	(a)

Capital Asset Program, LOC-Bank of America	0.300%	4/1/10	170,000	170,000	(a)

Capital Asset Program, LOC-Bank of America	0.360%	4/1/10	200,000	200,000	(a)

Harvard University	0.270%	4/1/10	5,865,000	5,865,000	(a)

Harvard University	0.290%	4/1/10	600,000	600,000	(a)

Harvard Vanguard Medical Associates, LOC-Bank of America	0.290%	4/1/10	300,000	300,000	(a)

Massachusetts Institute of Technology	0.260%	4/1/10	200,000	200,000	(a)

Museum of Fine Arts, SPA-Bank of America N.A.	0.280%	4/1/10	14,800,000	14,800,000	(a)

Northeastern University, LOC-JPMorgan Chase	0.290%	4/1/10	2,490,000	2,490,000	(a)

See Notes to Financial Statements.

16 | Western Asset Municipal Money Market Fund 2010 Annual Report

Schedule of investments (cont’d)

March 31, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — (continued)

Partners Healthcare Systems	0.270%	4/1/10	$2,900,000	$2,900,000	(a)

Williams College	0.260%	4/7/10	5,250,000	5,250,000	(a)

Massachusetts State HFA, Housing Revenue:

AGM, SPA-Dexia Credit Local	0.320%	4/7/10	1,700,000	1,700,000	(a)

LOC-Lloyds TSB Bank PLC	0.320%	4/1/10	2,975,000	2,975,000	(a)(b)

Massachusetts State Water Resources Authority:

Multi-Modal Subordinated, Refunding, LOC-Landesbank Hessen-Thuringen	0.330%	4/1/10	6,860,000	6,860,000	(a)

SPA-Dexia Credit Local	0.300%	4/7/10	6,600,000	6,600,000	(a)

Massachusetts State, GO:

Central Artery, SPA-State Street Bank & Trust Co.	0.310%	4/1/10	4,400,000	4,400,000	(a)

Consolidated Loan, SPA-Bank of America N.A.	0.340%	4/1/10	4,400,000	4,400,000	(a)

Consolidated Loan, SPA-Dexia Credit Local	0.360%	4/1/10	19,000,000	19,000,000	(a)

SPA-Landesbank Hessen-Thuringen	0.270%	4/1/10	100,000	100,000	(a)

Quincy, MA, GO, BAN	1.250%	1/28/11	11,400,000	11,475,098

Worcester, MA, GO, BAN	1.250%	11/5/10	4,765,000	4,784,857

Total Massachusetts				167,881,955

Michigan — 2.0%

Michigan State HDA, AGM, LIQ-Dexia Credit Local	0.330%	4/7/10	610,000	610,000	(a)(b)

Michigan State Hospital Finance Authority Revenue:

Ltd. Obligation Radiation, LOC-Fifth Third Bank	0.380%	4/2/10	6,515,000	6,515,000	(a)

Marquette General Hospital, AGC, SPA-JPMorgan Chase	0.300%	4/1/10	19,000,000	19,000,000	(a)

Michigan State Housing Development Authority:

LOC-FNMA, FHLMC	0.290%	4/7/10	11,600,000	11,600,000	(a)

SPA-KBC Bank N.V.	0.360%	4/7/10	30,000,000	30,000,000	(a)(b)

Michigan State Strategic Fund Limited Obligation Revenue, Transnav Technologies Inc., LOC-LaSalle Bank Midwest	0.400%	4/1/10	4,505,000	4,505,000	(a)(b)

Michigan State, GO	2.000%	9/30/10	8,400,000	8,461,308

Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Detroit Skating Club Inc., LOC-Fifth Third Bank	0.380%	4/2/10	3,200,000	3,200,000	(a)

Regents of University of Michigan, TECP	0.210%	4/1/10	13,330,000	13,330,000

University of Michigan Revenue	0.360%	4/1/10	7,400,000	7,400,000	(a)

University of Michigan Revenue, Hospital	0.360%	4/1/10	14,600,000	14,600,000	(a)

Total Michigan				119,221,308

Minnesota — 1.3%

Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, AGC, SPA-Wells Fargo Bank N.A.	0.320%	4/1/10	5,100,000	5,100,000	(a)

Minnesota State Housing Finance Agency:

Residential Housing Finance, SPA-Lloyds TSB Bank PLC	0.300%	4/1/10	33,015,000	33,015,000	(a)(b)

Residential Housing, GO of Agency, SPA-Lloyds TSB Bank PLC	0.320%	4/1/10	31,895,000	31,895,000	(a)(b)

Rochester, MN, GO, TECP, LOC-U.S. Bank Trust N.A.	0.280%	6/2/10	4,000,000	4,000,000

St. Cloud, MN, Health Care Revenue, Centracare Health System, LOC-Scotiabank	0.290%	4/1/10	4,600,000	4,600,000	(a)

Total Minnesota				78,610,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Annual Report | 17

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Mississippi — 1.8%

Mississippi Business Finance Corp., Gulf Opportunity Zone, SG Resources Mississippi LLC, LOC-FHLB, SunTrust Bank	0.300%	4/7/10	$36,000,000	$36,000,000	(a)

Mississippi Business Finance Corp., Gulf Opportunity Zone, Revenue, Petal Gas Storage LLC, LOC-SunTrust Bank	0.290%	4/7/10	10,000,000	10,000,000	(a)

Mississippi Business Finance Corp., IDR, Central Mississippi Banking Co. LLP, LOC-Bank of America N.A.	0.400%	4/1/10	700,000	700,000	(a)(b)

Mississippi Development Bank, Special Obligation, Harrison, AGM, SPA-Dexia Credit Local	0.340%	4/1/10	61,000,000	61,000,000	(a)

Total Mississippi				107,700,000

Missouri — 1.2%

Florissant, MO, IDA Revenue, Retirement Housing Foundation, LOC-KBC Bank NV	0.270%	4/1/10	6,800,000	6,800,000	(a)

Kansas City, MO, IDA Revenue, Ewing Marion Kauffman	0.320%	4/1/10	5,450,000	5,450,000	(a)

Missouri Development Finance Board, MO, Kauffman Center, SPA-Bank of America	0.310%	4/1/10	3,400,000	3,400,000	(a)

Missouri State HEFA Revenue:

BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase	0.290%	4/1/10	10,100,000	10,100,000	(a)

St. Francis Medical Center, LOC-Bank of America N.A.	0.320%	4/1/10	540,000	540,000	(a)

St. Louis University, LOC-Wells Fargo Bank	0.270%	4/1/10	305,000	305,000	(a)

Missouri State HEFA, Educational Facilities Revenue:

Ranken Technical College, LOC-Northern Trust Co.	0.320%	4/1/10	5,700,000	5,700,000	(a)

St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.300%	4/1/10	3,400,000	3,400,000	(a)

St. Louis University, LOC-Bank of America N.A.	0.270%	4/1/10	6,000,000	6,000,000	(a)

St. Louis University, LOC-Bank of America N.A.	0.280%	4/1/10	600,000	600,000	(a)

St. Louis University, LOC-Wells Fargo Bank	0.280%	4/1/10	6,200,000	6,200,000	(a)

Washington University, SPA-JPMorgan Chase	0.270%	4/1/10	100,000	100,000	(a)

Washington University, SPA-JPMorgan Chase	0.270%	4/1/10	1,800,000	1,800,000	(a)

Missouri State HEFA, Health Facilities Revenue, SSM Health Care Corp., AGM, SPA-Dexia Credit Local	0.350%	4/1/10	8,100,000	8,100,000	(a)

Missouri State HEFA, TECP, LOC-Bank of Nova Scotia	0.250%	8/5/10	4,300,000	4,300,000

St. Charles County, MO, Public Water Supply, District No. 2, COP, LOC-Bank of America N.A.	0.320%	4/1/10	2,200,000	2,200,000	(a)

University of Missouri, University Revenues, System Facilities	0.290%	4/1/10	4,000,000	4,000,000	(a)

Total Missouri				68,995,000

Montana — 0.1%

Montana State Board of Investment, Municipal Finance Consolidated Intercap	0.500%	3/1/11	2,500,000	2,500,000	(d)

Montana State Board of Regents, Higher Education Revenue, Montana State University Facilities Improvement, LOC-Wells Fargo Bank	0.300%	4/1/10	995,000	995,000	(a)

Total Montana				3,495,000

Nebraska — 1.6%

Central Plains Energy Project, NE, Gas Project Revenue, SPA-Royal Bank of Canada	0.290%	4/1/10	30,000,000	30,000,000	(a)

Nebraska Educational Finance Authority Revenue, Creighton University Projects, LOC-JPMorgan Chase	0.290%	4/1/10	11,080,000	11,080,000	(a)

See Notes to Financial Statements.

18 | Western Asset Municipal Money Market Fund 2010 Annual Report

Schedule of investments (cont’d)

March 31, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Nebraska — (continued)

Nebraska Public Power District, TECP:

LIQ-Bank of Nova Scotia	0.250%	5/6/10	$32,300,000	$32,300,000

LIQ-Bank of Nova Scotia	0.250%	5/13/10	6,100,000	6,100,000

LOC-Bank of Nova Scotia	0.290%	8/13/10	3,055,000	3,055,000

Omaha, NE, Public Power District, TECP:

LOC-JPMorgan Chase	0.250%	5/6/10	11,000,000	11,000,000

LOC-JPMorgan Chase	0.260%	8/12/10	3,100,000	3,100,000

Total Nebraska				96,635,000

Nevada — 2.6%

Carson City, NV, Hospital Revenue:

Carson Tahoe Regional Medical Center, LOC-U.S. Bank	0.270%	4/1/10	8,900,000	8,900,000	(a)

Tahoe Hospital Project, LOC-U.S. Bank	0.270%	4/1/10	17,475,000	17,475,000	(a)

Clark County, NV, Airport Revenue, AGM, SPA-Dexia Credit Local	0.320%	4/7/10	40,900,000	40,900,000	(a)(b)

Clark County, NV, GO, TECP, LOC-Bank of America N.A.	0.350%	4/6/10	7,000,000	7,000,000

Clark County, NV, Highway Revenue, TECP, LOC-BNP Paribas	0.230%	4/6/10	3,400,000	3,400,000

Clark County, NV, School District, AGM, SPA-State Street Bank & Trust Co.	0.340%	4/1/10	13,475,000	13,475,000	(a)

Las Vegas Valley, NV, Water District, Water Improvement, SPA-Dexia Credit Local	0.350%	4/1/10	11,925,000	11,925,000	(a)

Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.350%	4/1/10	2,920,000	2,920,000	(a)

Nevada Housing Division:

Multi-Family Unit Housing, Mesquite Apartments B, SPA-U.S. Bank N.A.	0.450%	4/7/10	5,550,000	5,550,000	(a)(b)

Single-Family Mortgage Revenue, GNMA, FNMA, FHLMC, SPA-JPMorgan Chase	0.450%	4/7/10	3,200,000	3,200,000	(a)(b)

Reno, NV, Sales Tax Revenue, Reno Project, LOC-Bank of New York	0.290%	4/1/10	1,800,000	1,800,000	(a)

Truckee Meadows, NV, Water Authority Revenue, TECP:

LOC-Lloyds TSB Bank PLC	0.210%	4/6/10	4,300,000	4,300,000

LOC-Lloyds TSB Bank PLC	0.290%	4/6/10	3,400,000	3,400,000

LOC-Lloyds TSB Bank PLC	0.300%	4/8/10	10,600,000	10,600,000

LOC-Lloyds TSB Bank PLC	0.250%	5/12/10	8,800,000	8,800,000

LOC-Lloyds TSB Bank PLC	0.250%	5/26/10	7,830,000	7,830,000

Total Nevada				151,475,000

New Hampshire — 1.4%

New Hampshire Health & Education Authority, Hospital Revenue, Wentworth Douglass Hospital, Radian, LOC-JPMorgan Chase	0.320%	4/1/10	17,120,000	17,120,000	(a)

New Hampshire HEFA Revenue:

Dartmouth Hitchcock Obligation, AGM, SPA-Dexia Credit Local & JPMorgan Chase	0.330%	4/1/10	31,265,000	31,265,000	(a)

Healthcare Inc., Exeter Hospital Group, LOC-Bank of America	0.290%	4/1/10	15,660,000	15,660,000	(a)

New Hampshire State Business Finance Authority:

Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.400%	4/1/10	14,000,000	14,000,000	(a)(b)

Luminescent Systems Inc., LOC-HSBC Holding PLC	0.500%	4/7/10	1,500,000	1,500,000	(a)(b)(e)

Total New Hampshire				79,545,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Annual Report | 19

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

New Jersey — 2.6%

Cliffside Park, NJ, GO, BAN	1.000%	3/25/11	$3,189,000	$3,203,929

Clifton, NJ, GO	3.000%	7/15/10	840,000	846,094

Delaware River Port Authority of Pennsylvania & New Jersey Revenue, LOC-TD Banknorth N.A.	0.270%	4/1/10	16,960,000	16,960,000	(a)

East Brunswick Township, NJ, GO, BAN	1.400%	1/7/11	14,700,000	14,803,984

Glassboro, NJ, GO, BAN	1.500%	1/26/11	2,794,275	2,809,060

Hudson County, NJ, Improvement Authority:

County-GTD Pooled Notes	1.750%	9/3/10	40,000,000	40,126,044

County-GTD Pooled Notes	1.250%	1/19/11	3,100,000	3,114,074

Hunterdon County, NJ, GO	1.000%	5/1/10	1,600,000	1,600,877

Monroe Township, NJ, Middlesex County, GO, BAN	1.000%	2/9/11	16,930,000	17,013,976

Montclair Township, NJ, GO, BAN	1.500%	12/17/10	18,503,000	18,647,720

Montgomery Township, NJ, GO, BAN	1.500%	1/14/11	8,115,000	8,180,843

New Jersey EDA Revenue, School Facilities Construction, LOC-Dexia Credit Local	0.320%	4/7/10	100,000	100,000	(a)

New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health Inc., LOC-TD Bank N.A.	0.270%	4/1/10	7,000,000	7,000,000	(a)

New Jersey State Turnpike Authority Revenue, AGM, SPA-Dexia Credit Local	0.350%	4/7/10	8,100,000	8,100,000	(a)

Pemberton Township, NJ, GO, BAN	1.250%	1/5/11	1,530,000	1,531,724

South Orange Village Township, NJ, GO, BAN	1.250%	2/1/11	3,090,000	3,109,846

Trenton, NJ, GO, BAN	3.000%	7/15/10	1,036,379	1,038,298

Trenton, NJ, GO, BAN	3.500%	7/15/10	1,716,605	1,720,994	(b)

Trenton, NJ, GO, BAN	3.500%	12/10/10	1,747,500	1,758,116

Verona Township, NJ, GO, BAN	1.500%	12/15/10	3,000,000	3,023,220

Total New Jersey				154,688,799

New Mexico — 0.8%

New Mexico Municipal Energy Acquisition Authority Gas Supply, SPA-Royal Bank of Canada	0.290%	4/1/10	45,500,000	45,500,000	(a)

New York — 5.0%

MTA, NY, Revenue:

LOC-BNP Paribas	0.360%	4/1/10	2,800,000	2,800,000	(a)

Subordinated, LOC-Fortis Bank SA	0.250%	4/1/10	3,200,000	3,200,000	(a)

Transportation, LOC-Landesbank Hessen-Thuringen	0.360%	4/1/10	22,500,000	22,500,000	(a)

MTA, NY, TECP, BAN, LOC-ABN AMRO Bank N.V.	0.280%	4/6/10	42,400,000	42,400,000

New York City, NY:

LOC-Bank of New York	0.290%	4/1/10	1,000,000	1,000,000	(a)

NATL, SPA-Bank of Nova Scotia	0.350%	4/1/10	1,200,000	1,200,000	(a)

New York City, NY, GO:

LOC-JPMorgan Chase	0.290%	4/1/10	300,000	300,000	(a)

LOC-Landesbank Hessen-Thuringen	0.360%	4/1/10	6,100,000	6,100,000	(a)

LOC-U.S. Bank N.A.	0.280%	4/1/10	400,000	400,000	(a)

SPA-Calyon Bank	0.270%	4/1/10	3,700,000	3,700,000	(a)

SPA-Dexia Credit Local	0.350%	4/1/10	14,500,000	14,500,000	(a)

SPA-Landesbank Hessen-Thuringen	0.290%	4/1/10	17,100,000	17,100,000	(a)

SPA-Wells Fargo Bank N.A.	0.250%	4/1/10	9,800,000	9,800,000	(a)

See Notes to Financial Statements.

20 | Western Asset Municipal Money Market Fund 2010 Annual Report

Schedule of investments (cont’d)

March 31, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

New York — (continued)

New York City, NY, IDA, 1 Bryant Park LLC, LOC-Bank of America N.A., Citibank N.A., GIC-Bayerische Landesbank	0.290%	4/1/10	$2,400,000	$2,400,000	(a)

New York City, NY, MFA, Water & Sewer System Revenue:

Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.320%	4/1/10	1,800,000	1,800,000	(a)

Second General Resolution, SPA-Bank of Nova Scotia	0.290%	4/1/10	1,100,000	1,100,000	(a)

SPA-Fortis Bank S.A.	0.250%	4/1/10	27,950,000	27,950,000	(a)

New York City, NY, Municipal Water Finance Authority,
Water & Sewer System Revenue:

Second Generation Resolution, SPA-Bank of Nova Scotia	0.290%	4/1/10	17,900,000	17,900,000	(a)

SPA-Landesbank Hessen-Thuringen	0.290%	4/1/10	11,100,000	11,100,000	(a)

SPA-Landesbank Hessen-Thuringen	0.350%	4/1/10	20,600,000	20,600,000	(a)

SPA-Lloyds TSB Bank PLC	0.290%	4/1/10	4,980,000	4,980,000	(a)

New York City, NY, TFA:

Future Tax Secured, SPA-Citibank N.A.	0.350%	4/1/10	9,900,000	9,900,000	(a)

New York City Recovery Project Revenue, Subordinated, LIQ-Landesbank Hessen-Thuringen	0.300%	4/7/10	9,100,000	9,100,000	(a)

New York City, NY, TFA, New York City Recovery Project Revenue:

SPA-Royal Bank of Canada	0.350%	4/1/10	11,800,000	11,800,000	(a)

Subordinated, LIQ-Landesbank Hessen-Thuringen	0.290%	4/1/10	9,300,000	9,300,000	(a)

New York State Dormitory Authority Revenue, Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.290%	4/1/10	2,900,000	2,900,000	(a)

New York State Housing Finance Agency Revenue, 350 West 43rd Street Housing, LOC-Landesbank Hessen-Thuringen	0.340%	4/7/10	2,600,000	2,600,000	(a)(b)

New York State Housing Finance Agency, Historic Front Street, LOC-Landesbank Hessen-Thuringen	0.280%	4/7/10	800,000	800,000	(a)

New York, NY, GO, LOC-Landesbank Baden-Wurttemberg	0.340%	4/1/10	19,715,000	19,715,000	(a)

New York, NY, HDC, Residential Montefiore, LOC-JPMorgan Chase	0.310%	4/7/10	7,100,000	7,100,000	(a)

Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Syracuse University Project, LOC-JPMorgan Chase	0.300%	4/1/10	1,750,000	1,750,000	(a)

Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-Commerce Bank N.A.	0.280%	4/1/10	5,700,000	5,700,000	(a)

Total New York				293,495,000

North Carolina — 2.3%

Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, AGM, SPA-Dexia Credit Local	0.370%	4/1/10	1,450,000	1,450,000	(a)

Guilford County, NC, GO, SPA-Dexia Credit Local	0.270%	4/1/10	11,320,000	11,320,000	(a)

Mecklenburg County, NC, COP, SPA-Depfa Bank PLC	0.280%	4/1/10	2,865,000	2,865,000	(a)

North Carolina Capital Facilities Finance Agency,
Educational Facilities Revenue:

High Point University Project, LOC-Branch Banking & Trust	0.280%	4/1/10	4,500,000	4,500,000	(a)

Summit School Inc. Project, LOC-Branch Banking & Trust	0.280%	4/1/10	3,000,000	3,000,000	(a)

North Carolina Educational Facilities Finance Agency Revenue, Queens College, LOC-Bank of America N.A.	0.280%	4/1/10	6,285,000	6,285,000	(a)

North Carolina Medical Care Community, Health Care
Facilities Revenue:

Blue Ridge Healthcare Systems Inc., LOC-Wells Fargo Bank	0.300%	4/1/10	2,400,000	2,400,000	(a)

First Mortgage Deerfield, LOC-Branch Banking & Trust	0.280%	4/1/10	5,000,000	5,000,000	(a)

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Annual Report | 21

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

North Carolina — (continued)

North Carolina State Education Assistance Authority Revenue:

LOC-Branch Banking & Trust	0.360%	4/1/10	$15,925,000	$15,925,000	(a)(b)

LOC-Royal Bank of Canada	0.320%	4/1/10	23,000,000	23,000,000	(a)(b)

North Carolina State, GO, SPA-Landesbank Baden-Wurttemberg	0.290%	4/7/10	2,710,000	2,710,000	(a)

Piedmont, NC, Triad Airport Authority Revenue, Refunding, LOC-Branch Banking & Trust	0.370%	4/1/10	5,170,000	5,170,000	(a)(b)

Raleigh Durham, NC, Airport Authority, Airport Revenue, SPA-Bank of America N.A.	0.370%	4/1/10	19,650,000	19,650,000	(a)(b)

Richmond County, NC, Industrial Facilities & PCFA Revenue, Ritz Craft Corp. Inc. Facility, LOC-PNC Bank N.A.	0.370%	4/2/10	2,400,000	2,400,000	(a)(b)

Wake County, NC, GO, SPA-Landesbank Hessen-Thuringen	0.300%	4/1/10	24,000,000	24,000,000	(a)

Winston Salem, NC, COP, SPA-Dexia Credit Local	0.280%	4/1/10	6,550,000	6,550,000	(a)

Total North Carolina				136,225,000

North Dakota — 0.2%

North Dakota State Housing Finance Agency, Home Mortgage Finance, SPA-FHLB	0.300%	4/7/10	9,895,000	9,895,000	(a)(b)

North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, SPA-KBC Bank	0.350%	4/7/10	4,220,000	4,220,000	(a)(b)

Total North Dakota				14,115,000

Ohio — 2.0%

County of Montgomery, OH, Revenue, Catholic Health Initiatives, SPA-Bank of New York	0.290%	4/7/10	1,200,000	1,200,000	(a)

Montgomery County, OH, Hospital Revenue, Kettering Health, AGM, SPA-Dexia Credit Local	0.300%	4/7/10	525,000	525,000	(a)

Montgomery County, OH, TECP, Ketterling Medical Centre,
LOC-Dexia Credit Local	0.250%	4/6/10	52,875,000	52,875,000

Ohio Housing Finance Agency, Mortgage Revenue, Residential Mortgage, GNMA/FNMA, SPA-KBC Bank N.V.	0.310%	4/7/10	1,725,000	1,725,000	(a)(b)

Ohio State Air Quality Development Authority Revenue, Ohio Valley Electric Corp., LOC-Bank of Nova Scotia	0.280%	4/1/10	3,000,000	3,000,000	(a)

Ohio State Higher Educational Facility Commission Revenue:

Hospital Revenue Bonds, Cleveland Clinic Health System	0.250%	8/5/10	19,500,000	19,500,000

Hospital Revenue Bonds, Cleveland Clinic Health System	0.300%	8/10/10	1,700,000	1,700,000

Ohio State University, General Receipts	0.270%	4/7/10	24,220,000	24,220,000	(a)

Ohio State University, TECP	0.350%	4/6/10	4,270,000	4,270,000

Ohio State, GO:

Common Schools	0.300%	4/7/10	4,300,000	4,300,000	(a)

Refunding	0.300%	4/7/10	2,045,000	2,045,000	(a)

University of Cincinnati, OH, General Receipts, BAN	1.500%	12/16/10	3,150,000	3,171,779

Total Ohio				118,531,779

Oklahoma — 0.6%

Oklahoma Development Finance Authority, Health System
Revenue, TECP, Integris Baptist Medical Center Inc.	0.220%	5/12/10	10,100,000	10,100,000

Oklahoma State Municipal Power Authority, Power Supply System Revenue, LOC-Bank of America N.A.	0.300%	4/1/10	11,940,000	11,940,000	(a)

Oklahoma State Turnpike Authority Revenue:

SPA-JPMorgan Chase	0.290%	4/1/10	1,200,000	1,200,000	(a)

SPA-Lloyds TSB Bank PLC	0.320%	4/1/10	11,700,000	11,700,000	(a)

Total Oklahoma				34,940,000

See Notes to Financial Statements.

22 | Western Asset Municipal Money Market Fund 2010 Annual Report

Schedule of investments (cont’d)

March 31, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Oregon — 1.8%

Clackamas County, OR, Hospital Facility Authority, TECP:

Providence Health System	0.300%	6/2/10	$24,300,000	$24,300,000

Providence Health System	0.270%	6/10/10	12,200,000	12,200,000

Providence Health System	0.330%	7/14/10	6,200,000	6,200,000

Medford, OR, Hospital Facilities Authority Revenue:

Cascade Manor Project, LOC-KBC Bank N.V.	0.300%	4/1/10	1,090,000	1,090,000	(a)

Rogue Valley Manor Project, LOC-Bank of America N.A.	0.300%	4/1/10	7,800,000	7,800,000	(a)

Oregon State Facilities Authority Revenue, Episcopal School
Projects, LOC-U.S. Bank	0.290%	4/1/10	2,100,000	2,100,000	(a)

Oregon State Housing & Community Services Department,
Multi-Family Revenue, FHA, SPA-Bank of America N.A.	0.320%	4/1/10	14,470,000	14,470,000	(a)(b)

Oregon State, GO, Veterans Welfare:

SPA-Dexia Credit Local	0.290%	4/1/10	29,295,000	29,295,000	(a)

SPA-Dexia Credit Local	0.290%	4/1/10	4,000,000	4,000,000	(a)(b)

Salem, OR, Hospital Facilities Authority Revenue,
Capital Manor Inc. Project, LOC-Bank of America	0.320%	4/1/10	5,600,000	5,600,000	(a)

Total Oregon				107,055,000

Pennsylvania — 7.0%

Allegheny County, PA, Higher Education Building Authority,
University Revenue:

Carnegie Mellon University, SPA-Bank of New York	0.300%	4/1/10	3,500,000	3,500,000	(a)

Carnegie Mellon University, SPA-Landesbank Hessen-Thuringen	0.300%	4/1/10	1,600,000	1,600,000	(a)

Allegheny County, PA, IDA Revenue, Education Center Watson,
LOC-PNC Bank N.A.	0.290%	4/1/10	9,300,000	9,300,000	(a)

Allegheny County, PA, IDA, Health & Housing Facilities Revenue,
LOC-PNC Bank N.A.	0.300%	4/1/10	2,900,000	2,900,000	(a)

Allegheny County, PA, IDA, Little Sisters of the Poor Project,
LOC-PNC Bank N.A.	0.290%	4/1/10	3,850,000	3,850,000	(a)

Beaver County, PA, IDA, PCR Revenue, FirstEnergy,
LOC-Barclays Bank PLC	0.300%	4/7/10	9,200,000	9,200,000	(a)

Bucks County, PA, IDA, Hospital Revenue, Grand View Hospital,
LOC-TD Bank N.A.	0.270%	4/1/10	8,400,000	8,400,000	(a)

Butler County, PA, Hospital Authority Revenue, Butler Health
System Inc. Project, LOC-Branch Banking & Trust	0.270%	4/1/10	4,500,000	4,500,000	(a)

Chester County, PA, HEFA Revenue, Barclay Friends Project,
LOC-Wells Fargo Bank	0.400%	4/7/10	4,320,000	4,320,000	(a)

Dauphin County, PA, GO, SPA-PNC Bank N.A.	0.260%	4/1/10	400,000	400,000	(a)

Delaware County, PA, Authority Revenue, Elwyn Inc. Project,
LOC-Wells Fargo Bank	0.300%	4/1/10	13,505,000	13,505,000	(a)

Fayette County, PA, Hospital Authority, Fayette Regional
Health System, LOC-PNC Bank N.A.	0.270%	4/1/10	24,270,000	24,270,000	(a)

Geisinger Authority, PA, Health System:

Geisinger Health System Foundation, SPA-Northern Trust Co.	0.270%	4/1/10	15,800,000	15,800,000	(a)

Geisinger Health System Foundation, SPA-Wells Fargo Bank N.A.	0.270%	4/1/10	2,000,000	2,000,000	(a)

Geisinger Authority, PA, Health System Revenue, Geisinger
Health System, SPA-PNC Bank N.A.	0.280%	4/1/10	46,385,000	46,385,000	(a)

Lancaster County, PA, Hospital Authority Revenue, Lancaster
General Hospital, LOC-Bank of America N.A.	0.350%	4/1/10	2,500,000	2,500,000	(a)

Lancaster, PA, IDA Revenue, Hospice Lancaster County Project,
LOC-PNC Bank N.A.	0.290%	4/1/10	12,310,000	12,310,000	(a)

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Annual Report | 23

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — (continued)

Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.290%	4/1/10	$8,000,000	$8,000,000	(a)

Manheim Township, PA, School District, GO, AGM, St. Aid Withholding, SPA-Royal Bank of Canada	0.290%	4/1/10	16,390,000	16,390,000	(a)

Middletown, PA, Area School District, AGM, St. Aid Withholding, SPA-RBC Centura Bank	0.390%	4/1/10	3,830,000	3,830,000	(a)

Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Radian, LOC-PNC Bank N.A.	0.330%	4/1/10	9,140,000	9,140,000	(a)

Montgomery County, PA, IDA Revenue, Lasalle College, LOC-PNC Bank N.A.	0.290%	4/1/10	15,500,000	15,500,000	(a)

New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-PNC Bank	0.290%	4/1/10	17,300,000	17,300,000	(a)

Pennsylvania Economic Development Financing Authority, TECP, LOC-Wells Fargo Bank	0.620%	9/1/10	11,650,000	11,650,000	(d)

Pennsylvania Housing Finance Agency, SPA-Dexia Credit Local	0.320%	4/7/10	17,000,000	17,000,000	(a)(b)

Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue, SPA-Dexia Credit Local	0.300%	4/7/10	8,300,000	8,300,000	(a)(b)

Pennsylvania State Turnpike Commission Revenue, AGM, SPA-JPMorgan Chase	0.350%	4/1/10	6,720,000	6,720,000	(a)

Philadelphia, PA, Hospitals & Higher EFA, Revenue, Children’s Hospital Project, SPA-JPMorgan Chase & Westdeutsche Landesbank	0.280%	4/1/10	1,500,000	1,500,000	(a)

Philadelphia, PA, Authority for IDR:

Newcourtland Elder Services Project, LOC-PNC Bank N.A.	0.300%	4/1/10	6,000,000	6,000,000	(a)

Springside School, LOC-PNC Bank	0.290%	4/1/10	3,000,000	3,000,000	(a)

Philadelphia, PA, School District, GO, LOC-Commerce Bank N.A.	0.270%	4/1/10	10,000,000	10,000,000	(a)

Philadelphia, PA, TRAN	2.500%	6/30/10	30,800,000	30,934,506

Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, AGM, SPA-PNC Bank	0.350%	4/1/10	56,875,000	56,875,000	(a)

Somerset County, PA, GO, LOC-PNC Bank N.A.	0.290%	4/1/10	4,775,000	4,775,000	(a)

State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.350%	4/1/10	13,000,000	13,000,000	(a)

University of Pittsburgh, PA, Commonwealth System of Higher Education, Panthers-Pittsburgh Asset Notes	5.000%	8/1/10	1,200,000	1,218,489

Wallingford-Swarthmore, PA, School District, GO	0.370%	4/1/10	7,000,000	7,000,000	(a)

West Cornwall Township Municipal Authority, PA, General Government Loan Program, AGM, SPA-Dexia Credit Local	0.370%	4/1/10	1,130,000	1,130,000	(a)

Total Pennsylvania				414,002,995

Puerto Rico — 1.1%

Commonwealth of Puerto Rico, GO:

AGM, SPA-Dexia Bank	0.330%	4/1/10	3,460,000	3,460,000	(a)

AGM, SPA-Dexia Credit Local	0.250%	4/1/10	3,500,000	3,500,000	(a)

LOC-Wells Fargo Bank	0.230%	4/1/10	900,000	900,000	(a)

Public Improvements, AGM, LOC-Wells Fargo Bank N.A.	0.240%	4/1/10	100,000	100,000	(a)

Public Improvements, AGM, SPA-Dexia Bank	0.330%	4/1/10	24,015,000	24,015,000	(a)

Public Improvements, AGM, SPA-Dexia Credit Local	0.330%	4/1/10	6,100,000	6,100,000	(a)

Public Improvements, AGM, SPA-JPMorgan Chase	0.250%	4/1/10	2,100,000	2,100,000	(a)

Public Improvements, SPA-Dexia Credit Local	0.240%	4/1/10	23,000,000	23,000,000	(a)

Puerto Rico Commonwealth, GO, LOC-Wells Fargo Bank	0.230%	4/1/10	2,000,000	2,000,000	(a)

Total Puerto Rico				65,175,000

See Notes to Financial Statements.

24 | Western Asset Municipal Money Market Fund 2010 Annual Report

Schedule of investments (cont’d)

March 31, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Rhode Island — 0.0%

Rhode Island State IFC, Mathews Realty LLC, LOC-State Street Bank & Trust Co.	0.500%	4/7/10	$795,000	$795,000	(a)(b)

South Carolina — 0.4%

South Carolina Jobs EDA, Health Sciences Medical University, LOC-Wells Fargo Bank	0.380%	4/1/10	4,900,000	4,900,000	(a)

South Carolina Jobs EDA Revenue:

Dorris Properties LLC Project, LOC-Sun Bank N.A., Wells Fargo Bank	0.450%	4/1/10	2,400,000	2,400,000	(a)(b)

Southeastern Fly Ash Co. Inc. Project, LOC-Wells Fargo Bank	0.350%	4/1/10	4,000,000	4,000,000	(a)(b)

South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.350%	4/1/10	7,000,000	7,000,000	(a)(b)

Three Rivers, SC, Solid Waste Disposal Facilities, COP, LOC-U.S. Bank N.A.	0.600%	10/1/10	3,700,000	3,700,000	(a)(b)(c)

Total South Carolina				22,000,000

South Dakota — 0.8%

South Dakota Housing Development Authority:

Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.340%	4/1/10	3,665,000	3,665,000	(a)

Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen	0.300%	4/7/10	42,180,000	42,180,000	(a)(b)

Total South Dakota				45,845,000

Tennessee — 1.3%

Blount County, TN, Public Building Authority:

Local Government Public Improvement, LOC-Branch Banking & Trust	0.320%	4/7/10	5,465,000	5,465,000	(a)

Local Government Public Improvement, LOC-KBC Bank N.V.	0.370%	4/1/10	3,615,000	3,615,000	(a)

Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Siskin Hospital for Physical Rehabilitation Inc. Project, LOC-Bank of America N.A.	0.310%	4/1/10	400,000	400,000	(a)

Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A.	0.310%	4/1/10	9,960,000	9,960,000	(a)

Hamilton County, TN, TECP, LIQ-SunTrust Bank	0.380%	4/1/10	3,100,000	3,100,000

Knox County, TN, Health, Educational & Housing Facilities Board, Hospital Facility Revenue, Catholic Healthcare, LOC-Landesbank Baden	0.340%	4/7/10	1,200,000	1,200,000	(a)

Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue:

Lipscomb University Project, LOC-FHLB, SunTrust Bank	0.300%	4/7/10	14,700,000	14,700,000	(a)

Montessori Academy Inc., LOC-Fifth Third Bank	0.380%	4/1/10	2,125,000	2,125,000	(a)

Metropolitan Government Nashville & Davidson County, TN, HEFA Board Revenue, Meharry Medical College, LOC-Fifth Third Bank	0.380%	4/2/10	2,430,000	2,430,000	(a)

Metropolitan Government of Nashville & Davidson County, TN, TECP:

LOC-JPMorgan Chase	0.310%	8/12/10	6,100,000	6,100,000

LOC-U.S. Bank N.A.	0.310%	8/12/10	4,000,000	4,000,000

Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, LOC-Bank of America N.A.	0.310%	4/1/10	13,510,000	13,510,000	(a)

Sevier County, TN, Public Building Authority, Local Government Public Improvement, LOC-KBC Bank N.V.	0.330%	4/7/10	7,000,000	7,000,000	(a)

Total Tennessee				73,605,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Annual Report | 25

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value

Texas — 9.5%

Austin, TX, ISD, TECP:

LOC-Bank of America N.A.	0.350%	4/6/10	$12,100,000	$12,100,000

LOC-Bank of America N.A.	0.350%	4/7/10	9,200,000	9,200,000

Dallas, TX, Performing Arts Cultural Facilities Corp. Revenue, Dallas Center for the Performing Arts Foundation Inc. Project, LOC-Bank of America N.A.	0.310%	4/1/10	12,300,000	12,300,000	(a)

Gregg County, TX, Health Facilities Development Corp., Hospital Revenue, Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase	0.370%	4/1/10	7,520,000	7,520,000	(a)

Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project	0.405%	6/1/10	4,900,000	4,900,000	(d)

Gulf Coast Waste Disposal Authority, TX, BP Amoco Oil Co. Project	0.500%	4/1/10	9,200,000	9,200,000	(a)(b)

Gulf Coast Waste Disposal Authority, TX, PCR, Amoco Oil	0.320%	4/1/10	2,000,000	2,000,000	(a)

Gulf Coast, TX, Waste Disposal Authority, Environmental Facilities Revenue, BP Amoco Chemical Project	0.340%	4/1/10	3,000,000	3,000,000	(a)(b)

Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.280%	4/1/10	57,830,000	57,830,000	(a)

Harris County, TX, Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase	0.290%	4/1/10	9,005,000	9,005,000	(a)

Harris County, TX, Cultural Educational Facilities Finance Corp., TECP, Methodist Hospital System	0.350%	6/30/10	12,100,000	12,100,000

Harris County, TX, Flood Control District, TECP:

LOC-Helaba	0.250%	4/8/10	24,070,000	24,070,000

LOC-Helaba	0.300%	4/8/10	200,000	200,000

LOC-Helaba	0.350%	4/8/10	200,000	200,000

Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.280%	4/1/10	9,850,000	9,850,000	(a)

Harris County, TX, Health Facilities Development Corp., Hospital Revenue:

Baylor College of Medicine, AMBAC, LOC-Wells Fargo Bank	0.300%	4/1/10	73,550,000	73,550,000	(a)

Baylor College of Medicine, LOC-JPMorgan Chase	0.290%	4/1/10	21,000,000	21,000,000	(a)

Memorial Hermann Healthcare Systems, AGM, SPA-Dexia Credit Local	0.400%	4/7/10	25,000,000	25,000,000	(a)

HFDC of Central Texas Inc., TX, Retirement Facilities Revenue, LOC-BNP Paribas	0.270%	4/1/10	900,000	900,000	(a)

Houston, TX, Airport Systems Revenue, TECP, LOC-Dexia Credit Local	0.300%	5/6/10	3,700,000	3,700,000

Houston, TX, GO, TECP:

LOC-Banco Bilbao Vizcaya	0.250%	4/7/10	6,210,000	6,210,000

LOC-Banco Bilbao Vizcaya	0.220%	5/25/10	6,200,000	6,200,000

Houston, TX, Higher Education Finance Corp. Revenue, William Marsh Rice University Project	0.290%	4/1/10	7,400,000	7,400,000	(a)

Houston, TX, Higher Education Finance Corp., TECP	0.270%	6/1/10	6,200,000	6,200,000

Houston, TX, Higher Education Finance Corp., TECP	0.280%	6/10/10	6,100,000	6,100,000

Houston, TX, Higher Education Finance Corp., TECP	0.300%	8/5/10	6,100,000	6,100,000

Houston, TX, Higher Education Finance Corp., TECP	0.300%	8/12/10	6,200,000	6,200,000

Houston, TX, Higher Education Finance Corp., TECP	0.300%	8/19/10	3,100,000	3,100,000

Houston, TX, TECP, LOC-Bank of New York	0.300%	8/5/10	900,000	900,000

Lone Star College System, TX, GO	3.000%	8/15/10	1,200,000	1,211,814

See Notes to Financial Statements.

26 | Western Asset Municipal Money Market Fund 2010 Annual Report

Schedule of investments (cont’d)

March 31, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — (continued)
Lower Neches Valley Authority, TX, Industrial Development Corp., Exempt Facilities Revenue, Exxon Mobil Project	0.320%	4/1/10	$1,200,000	$1,200,000	(a)
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Allied Waste Inc. Project, LOC-Bank of America N.A.	0.370%	4/1/10	10,000,000	10,000,000	(a)(b)
North Texas Higher Education Authority, Student Loan Revenue:
LOC-Bank of America & Dexia Credit Local	0.280%	4/7/10	17,000,000	17,000,000	(a)(b)
LOC-Lloyds Bank PLC	0.280%	4/7/10	10,000,000	10,000,000	(a)(b)
North Texas Tollway Authority, TECP:
LOC-Bank of America	0.330%	8/11/10	3,665,000	3,665,000
LOC-Bank of America	0.260%	8/12/10	6,200,000	6,200,000
Pasadena, TX, ISD, GO, AGM, SPA-Bank of America NA	0.340%	4/1/10	31,820,000	31,820,000	(a)
San Antonio, TX, Electric and Gas, TECP, LOC-State Street Bank & Trust Co., Bank of America	0.240%	4/7/10	10,800,000	10,800,000
San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.350%	4/1/10	3,605,000	3,605,000	(a)(b)
Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments, LOC-General Electric Capital Corp.	0.390%	4/1/10	5,150,000	5,150,000	(a)(b)
Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship Christian Project, LOC-Bank of America N.A.	0.400%	4/1/10	2,140,000	2,140,000	(a)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Refunding, Northwest Senior Edgemere Project, LOC-Lasalle Bank N.A.	0.270%	4/1/10	9,600,000	9,600,000	(a)
Texas Public Finance Authority, GO, TECP	0.250%	5/3/10	1,900,000	1,900,000
Texas Public Finance Authority, GO, TECP	0.300%	6/15/10	6,000,000	6,000,000
Texas Public Finance Authority, TECP, LOC-Texas Comptroller of Public Accounts	0.280%	8/10/10	1,540,000	1,540,000
Texas State, GO, Veterans Housing Assistance, LIQ-Dexia Credit Local	0.320%	4/7/10	115,000	115,000	(a)(b)
Texas Technical University Revenue Financing System, TECP	0.330%	4/7/10	4,950,000	4,950,000
Texas Technical University Revenue Financing System, TECP	0.270%	8/16/10	17,938,000	17,938,000
Trinity River Authority, TX, Solid Waste Disposal Revenue, Community Waste Disposal Project, LOC-Wells Fargo Bank N.A.	0.350%	4/1/10	9,635,000	9,635,000	(a)(b)
Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, LOC-Bank of America	0.320%	4/1/10	1,250,000	1,250,000	(a)
University of North Texas, TECP	0.250%	5/4/10	1,781,000	1,781,000
University of Texas System Revenue, TECP	0.240%	4/1/10	12,994,000	12,994,000
University of Texas System Revenue, TECP	0.250%	8/3/10	15,000,000	15,000,000
University of Texas System Revenue, TECP	0.300%	8/9/10	21,800,000	21,800,000
Weslaco, TX, Health Facilities Development Corp., Knapp Medical Center, LOC-Compass Bank	0.540%	4/1/10	4,730,000	4,730,000	(a)
Total Texas				558,059,814
Utah — 0.6%
Central Utah Water Conservancy District, GO, LIQ-Helaba	0.290%	4/7/10	3,345,000	3,345,000	(a)
Murray City, UT, Hospital Revenue, IHC Health Services Inc., SPA-JPMorgan Chase	0.290%	4/1/10	500,000	500,000	(a)
Utah Housing Corp., Single-Family Mortgage Revenue:
FHLB	0.340%	4/7/10	8,730,000	8,730,000	(a)(b)
SPA-FHLB	0.340%	4/7/10	3,500,000	3,500,000	(a)(b)

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Annual Report | 27

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Utah — (continued)
Utah Water Finance Agency Revenue, LIQ-JPMorgan Chase	0.290%	4/7/10	$11,100,000	$11,100,000	(a)
Weber County, UT, Hospital Revenue, IHC Health Services, SPA-Landesbank Hessen-Thuringen	0.300%	4/1/10	10,000,000	10,000,000	(a)
Total Utah				37,175,000
Vermont — 1.2%
Vermont Educational & Health Buildings Financing Agency Revenue, Hospital, Northeastern Vermont, LOC-TD Banknorth N.A.	0.300%	4/1/10	6,865,000	6,865,000	(a)
Vermont Student Assistance Corp., Education Loan Revenue, SPA-Bank of New York	0.330%	4/1/10	65,000,000	65,000,000	(a)(b)
Total Vermont				71,865,000
Virginia — 4.0%
Albemarle County, VA, EDA, Hospital Revenue:
Martha Jefferson Hospital, LOC-Branch Banking & Trust	0.270%	4/1/10	5,000,000	5,000,000	(a)
Martha Jefferson Hospital, LOC-Wells Fargo Bank	0.300%	4/1/10	69,200,000	69,200,000	(a)
Caroline County, VA, IDA, EDR, Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.310%	4/1/10	6,900,000	6,900,000	(a)
Chesapeake Bay, VA, Bridge & Tunnel District Revenue, General Resolution, LOC-Branch Banking & Trust	0.280%	4/1/10	12,500,000	12,500,000	(a)
Fairfax County, VA, IDA Revenue, Inova Health Care	0.230%	5/3/10	3,100,000	3,100,000	(a)(c)
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.280%	4/1/10	4,250,000	4,250,000	(a)
Henrico County, VA, EDA Revenue, Bon Secours Health, LOC-Landesbank Baden-Wurttemberg	0.320%	4/7/10	5,880,000	5,880,000	(a)
Lexington IDA, VMI Development Board Inc. Project, LOC-Wells Fargo Bank	0.300%	4/1/10	8,700,000	8,700,000	(a)
Lynchburg, VA, IDA Revenue, Central Health, NATL, LOC-Branch Banking & Trust	0.270%	4/1/10	7,700,000	7,700,000	(a)
Lynchburg, VA, IDA, Recreational Facilities Revenue, YMCA of Central Virginia, LOC-Wells Fargo Bank	0.380%	4/1/10	2,900,000	2,900,000	(a)
Montgomery County, VA, IDA Revenue, Virginia Tech Foundation, LOC-Bank of America	0.360%	4/1/10	1,125,000	1,125,000	(a)
Norfolk, VA, GO, SPA-Lloyds TSB Bank PLC	0.270%	4/1/10	7,760,000	7,760,000	(a)
Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, AGM, SPA-Wells Fargo Bank N.A.	0.300%	4/1/10	3,000,000	3,000,000	(a)
Virginia College Building Authority, VA, Various Shenandoah University Projects, LOC-Branch Banking & Trust	0.350%	4/1/10	7,415,000	7,415,000	(a)
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wachovia Bank	0.300%	4/1/10	26,205,000	26,205,000	(a)
Virginia Commonwealth University, Health System Authority Revenue:
AMBAC, LOC-Wells Fargo Bank	0.300%	4/1/10	41,425,000	41,425,000	(a)
LOC-Wells Fargo Bank	0.280%	4/1/10	16,200,000	16,200,000	(a)
Virginia Commonwealth University, VA, AMBAC, LOC-Wells Fargo Bank	0.280%	4/1/10	2,600,000	2,600,000	(a)
Virginia Small Business Financing Authority Revenue, Children’s Hospital of the King’s Daughters Inc., LOC-Bank of America N.A.	0.310%	4/1/10	6,100,000	6,100,000	(a)
Total Virginia				237,960,000

See Notes to Financial Statements.

28 | Western Asset Municipal Money Market Fund 2010 Annual Report

Schedule of investments (cont’d)

March 31, 2010

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Washington — 2.3%
King County, WA, GO, LOC-State Street Bank & Trust Co.	0.270%	4/7/10	$8,170,000	$8,170,000	(a)
King County, WA, Housing Authority Revenue, Greenbridge Redevelopment, Salmon, LOC-Bank of America N.A.	0.370%	4/1/10	4,250,000	4,250,000	(a)(b)
King County, WA, Overlake Project, LOC-Bank of America	0.370%	4/1/10	5,680,000	5,680,000	(a)(b)
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.450%	4/1/10	1,470,000	1,470,000	(a)(b)
Port Grays Harbor, WA, Murphy Co. Project, LOC-Bank of America N.A.	0.370%	4/1/10	10,000,000	10,000,000	(a)(b)
Port of Seattle, WA, Revenue, Subordinated Lien, LOC-Fortis Bank NV	0.350%	4/7/10	20,000,000	20,000,000	(a)(b)
Snohomish County, WA, Public Utility District No. 1, Electric Revenue	2.000%	5/26/10	30,400,000	30,466,130
Washington State Economic Development Finance Authority, EDR, Benaroya Research Institute at Virginia Mason, LOC-Bank of America	0.280%	4/1/10	3,800,000	3,800,000	(a)
Washington State HFA, MFH, Summer Ridge Apartments Project, LOC-U.S. Bank	0.340%	4/1/10	3,550,000	3,550,000	(a)(b)
Washington State HFC, MFH Revenue:
Bridgewood Four Seasons, FNMA, LIQ-FNMA	0.360%	4/1/10	5,860,000	5,860,000	(a)(b)
Cambridge Apartments, LIQ-FNMA	0.300%	4/1/10	2,700,000	2,700,000	(a)
Merrill Gardens at Tacoma LLC, LOC-Bank of America N.A.	0.360%	4/1/10	14,640,000	14,640,000	(a)(b)
Rolling Hills Apartments Project, FNMA, LIQ-FNMA	0.360%	4/1/10	6,125,000	6,125,000	(a)(b)
The Lodge at Eagle Ridge LLC, LOC-Bank of America N.A.	0.360%	4/1/10	7,285,000	7,285,000	(a)(b)
Washington State Higher EFA Revenue, University of Puget Sound Project A, LOC-Bank of America N.A.	0.330%	4/1/10	6,680,000	6,680,000	(a)
Washington State Housing Finance Commission, Non-Profit Housing Revenue, Franke Tobey Jones Project, LOC-Wells Fargo Bank N.A.	0.280%	4/1/10	6,235,000	6,235,000	(a)
Total Washington				136,911,130
West Virginia — 0.2%
West Virginia, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co., LOC-JPMorgan Chase	0.400%	4/1/10	10,000,000	10,000,000	(a)(b)
Wisconsin — 1.6%
Milwaukee, WI, TECP:
LOC-State Street Bank & Trust Co.	0.340%	5/4/10	4,900,000	4,900,000
LOC-State Street Bank & Trust Co.	0.340%	5/6/10	12,250,000	12,250,000
Wisconsin Housing & EDA, Home Ownership Revenue, FHLB	0.350%	4/7/10	23,890,000	23,890,000	(a)(b)
Wisconsin Housing EDA Revenue, AGM, SPA-FHLB	0.250%	4/7/10	100,000	100,000	(a)
Wisconsin State HEFA Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A.	0.340%	4/1/10	2,800,000	2,800,000	(a)
Wisconsin State, GO, TECP	0.250%	5/12/10	31,700,000	31,700,000
Wisconsin State, GO, TECP	0.270%	5/13/10	7,775,000	7,775,000
Wisconsin State, GO, TECP	0.320%	5/24/10	12,400,000	12,400,000
Total Wisconsin				95,815,000

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Annual Report | 29

Western Asset Municipal Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Wyoming — 0.6%
Sweetwater County, WY, Environmental Important Revenue, Simplot Phosphates LLC, LOC-Rabobank Nederland	0.430%	4/7/10	$31,400,000	$31,400,000	(a)(b)
Sweetwater County, WY, PCR, Refunding, Pacificorp Project, LOC-Barclays Bank PLC	0.320%	4/1/10	4,600,000	4,600,000	(a)
Total Wyoming				36,000,000
Total Investments — 100.6% (Cost — $5,934,305,426#)				5,934,305,426
Liabilities in Excess of Other Assets — (0.6)%				(34,048,009)
Total Net Assets — 100.0%				$5,900,257,417

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Security is purchased on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

30 | Western Asset Municipal Money Market Fund 2010 Annual Report

Schedule of investments (cont’d)

March 31, 2010

Western Asset Municipal Money Market Fund

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governor
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Community Development Authority
COP	— Certificate of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GIC	— Guaranteed Investment Contract
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Agency
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFC	— Industrial Finance Corporation
ISD	— Independent School District
LIQ	— Liquidity Facility — Insured Bonds
LOC	— Letter of Credit — Insured Bonds
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utilities District
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
Radian	— Radian Asset Assurance — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Annual Report | 31

Western Asset Municipal Money Market Fund

Summary of Investments by Sector*	Value
Health care	25.4%

Education	16.1

General obligation	10.5

Miscellaneous	7.7

Transportation	6.3

Utilities	5.3

Industrial revenue	4.9

Water & sewer	4.9

Housing: single family	4.6

Housing: multi-family	4.0

Public facilities	3.3

Power	2.2

Finance	1.9

Pollution control	1.4

Tax allocation	0.9

Solid waste/resource recovery	0.6

Life care systems	0.0

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of March 31, 2010 and are subject to change.

Ratings Table† (unaudited)	Value
S&P/Moody’s/Fitch‡

A-1	64.2%

VMIG1	25.7

SP-1	3.2

P-1	1.8

AA/Aa	1.7

MIG1	1.1

F-1	0.8

NR	0.8

AAA/Aaa	0.7

100.0%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary, then Fitch See pages 32 and 33 for definitions of ratings.

See Notes to Financial Statements.

32 | Western Asset Municipal Money Market Fund 2010 Annual Report

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly
CC and C

speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Western Asset Municipal Money Market Fund 2010 Annual Report | 33

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,	—	Bonds rated “BB”, “B”, “CCC” “CC” and “C” are regarded, on balance, as predominantly
CC and C

speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature—VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

34 | Western Asset Municipal Money Market Fund 2010 Annual Report

Statement of assets and liabilities

March 31, 2010

Assets:

Investments, at value	$5,934,305,426

Cash	48,839

Interest receivable	4,066,636

Prepaid expenses	80,241

Other assets	81,475

Total Assets	5,938,582,617

Liabilities:

Payable for securities purchased	36,626,220

Investment management fee payable	765,761

Distribution fees payable	510,042

Trustees’ fees payable	181,183

Distributions payable	39,721

Payable for Fund shares repurchased	889

Accrued expenses	201,384

Total Liabilities	38,325,200

Total Net Assets	$5,900,257,417

Net Assets:

Par value (Note 6)	$ 59,003

Paid-in capital in excess of par value	5,900,573,007

Accumulated net realized loss on investments	(374,593)

Total Net Assets	$5,900,257,417

Shares Outstanding:

Class A	5,900,287,241

Class I	26,440

Net Asset Value:

Class A	$1.00

Class I	$1.00

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Annual Report | 35

Statement of operations
For the Year Ended March 31, 2010

Investment Income:

Interest	$29,557,242

Expenses:

Investment management fee (Note 2)	28,007,984

Distribution fees (Notes 2 and 4)	6,935,436

Treasury Guarantee Program fees (Note 11)	1,884,727

Legal fees	320,944

Transfer agent fees (Note 4)	235,023

Registration fees	193,101

Shareholder reports (Note 4)	182,750

Insurance	160,690

Trustees’ fees	129,447

Audit and tax	41,000

Custody fees	31,067

Miscellaneous expenses	35,507

Total Expenses	38,157,676
Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(10,774,548)

Net Expenses	27,383,128

Net Investment Income	2,174,114

Net Realized Gain From Investment Transactions	23

Increase in Net Assets From Operations	$2,174,137

See Notes to Financial Statements.

36 | Western Asset Municipal Money Market Fund 2010 Annual Report

Statements of changes in net assets

For the Years Ended March 31,	2010	2009

Operations:

Net investment income	$2,174,114	$131,655,135

Net realized gain (loss)	23	(374,616)

Increase in Net Assets From Operations	2,174,137	131,280,519

Distributions to Shareholders from (Notes 1 and 5):

Net investment income	(2,181,833)	(131,647,416)

Net realized gains	—	(7,719)

Decrease in Net Assets From Distributions to Shareholders	(2,181,833)	(131,655,135)

Fund Share Transactions (Note 6):

Net proceeds from sale of shares	22,851,086,192	44,132,027,891

Reinvestment of distributions	2,053,012	125,271,375

Cost of shares repurchased	(25,861,813,952)	(45,399,182,869)

Decrease in Net Assets From Fund Share Transactions	(3,008,674,748)	(1,141,883,603)

Decrease in Net Assets	(3,008,682,444)	(1,142,258,219)

Net Assets:

Beginning of year	8,908,939,861	10,051,198,080

End of year*	$5,900,257,417	$8,908,939,861

* Includes undistributed net investment income of:	—	$7,719

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Annual Report | 37

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31:

Class A Shares	2010	2009	2008	2007[1]	2006[1]

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000 [2]	0.013	0.029	0.031	0.022

Net realized gain (loss)[2]	0.000	(0.000)	0.000	0.000	0.000

Total income from operations	0.000 [2]	0.013	0.029	0.031	0.022

Less distributions from:
Net investment income	(0.000)[2]	(0.013)	(0.029)	(0.031)	(0.022)

Net realized gains	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—

Total distributions	(0.000)[2]	(0.013)	(0.029)	(0.031)	(0.022)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[3]	0.03%	1.32%	2.93%	3.10%	2.19%

Net assets, end of year (millions)	$5,900	$8,785	$10,051	$8,232	$7,474

Ratios to average net assets:
Gross expenses	0.55%[4]	0.53%[4]	0.52%	0.53%[5]	0.55%

Net expenses[6]	0.40 [4,7,8]	0.53 [4]	0.52 [9]	0.52 [5,7]	0.55 [7]

Net investment income	0.03	1.32	2.85	3.05	2.17

[1]	Represents a share of capital stock outstanding prior to April 16, 2007.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

Included in the expense ratios are the Treasury Guarantee Program fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.52% and 0.37% for the year ended March 31, 2010, respectively, and the gross and net expense ratios would both have been 0.51% for the year ended March 31, 2009.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.52%.

[6]

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares would not exceed 0.70% until May 30, 2010. Effective May 31, 2010, the expense limitation will be 0.60% until December 31, 2011.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

[9]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.

See Notes to Financial Statements.

38 | Western Asset Municipal Money Market Fund 2010 Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class I Shares	2010	2009[1]

Net asset value, beginning of year	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000 [2]	0.001

Net realized gain (loss)[2]	0.000	(0.000)

Total income from operations	0.000 [2]	0.001

Less distributions from:
Net investment income	(0.000)[2]	(0.001)

Total distributions	(0.000)[2]	(0.001)

Net asset value, end of year	$1.000	$1.000

Total return[3]	0.04%	0.10%

Net assets, end of year (000s)	$26	$26

Ratios to average net assets:

Gross expenses	0.53%	0.47%

Net expenses[4]	0.37 [5,6]	0.47

Net investment income	0.04	0.39

[1]	For the period December 31, 2008 (inception date) to March 31, 2009.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.70% until May 30, 2010. Effective May 31, 2010, the expense limitation will be 0.50% until December 31, 2011.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

See Notes to Financial Statements.

Western Asset Municipal Money Market Fund 2010 Annual Report | 39

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the issuance date of the financial statements.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$5,934,305,426	—	$5,934,305,426

† See Schedule of Investments for additional detailed categorizations.

(b) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

40 | Western Asset Municipal Money Market Fund 2010 Annual Report

Notes to financial statements (cont’d)

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance agreements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate

First $1 billion	0.450%

Next $1 billion	0.425

Next $3 billion	0.400

Next $5 billion	0.375

Over $10 billion	0.350

Western Asset Municipal Money Market Fund 2010 Annual Report | 41

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A and Class I shares, will not exceed 0.70% until May 30, 2010. Effective May 31, 2010, the expense limitations will be 0.60% and 0.50% for the Fund’s Class A and I shares, respectively, until December 31, 2011. These expense limitations cannot be terminated prior to December 31, 2011 without the Board of Trustees consent.

The manager has voluntarily undertaken to limit fund expenses in order to maintain a minimum yield of 0.01%. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

During the year ended March 31, 2010, LMPFA waived a portion of its fee and/or reimbursed expenses in the amount of $10,774,548.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below an expense limitation (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change had no effect on fees previously deferred. As of March 31, 2010, the Fund had accrued $66,995 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended March 31, 2010, the Fund did not invest in swaps, options, or futures and does not have any intention to do so in the future.

4. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a distribution fee with respect to its Class A shares calculated at an annual rate of 0.10% of the average daily net assets of Class A shares. Distribution fees are accrued daily and paid monthly.

For the year ended March 31, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses*

Class A	$6,935,436	$234,996	$36,385

Class I	—	27	5

Total	$6,935,436	$235,023	$36,390

*	For the period April 1, 2009 through September 17, 2009. Subsequent to September 17, 2009, these expenses were accrued as common fund expenses.

42 | Western Asset Municipal Money Market Fund 2010 Annual Report

Notes to financial statements (cont’d)

For the year ended March 31, 2010, waivers and/or reimbursements by class were as follows:

		Waivers/ Reimbursements

Class A		$10,774,504

Class I		44

Total		$10,774,548

5. Distributions to shareholders by class

	Year Ended March 31, 2010	Year Ended March 31, 2009

Net Investment Income:

Class A	$2,181,822	$130,709,690

Exchange A1	—	937,701	[2]

Class I	11	25	[3]

Total	$2,181,833	$131,647,416

Net Realized Gains:

Class A	—	$7,622

Exchange A1	—	97	[2]

Total	—	$7,719

[1]	On June 2, 2009, Exchange A class shares were converted to Class A shares.

[2]	For the period August 1, 2008 (inception date) to March 31, 2009.

[3]	For the period December 31, 2008 (inception date) to March 31, 2009.

6. Shares of beneficial interest

At March 31, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended March 31, 2010	Year Ended March 31, 2009

Class A

Shares sold	$22,828,627,708	$43,754,366,787

Shares issued on reinvestment	2,052,130	125,207,420

Shares repurchased	(25,715,144,081)	(45,145,694,755)

Net decrease	$(2,884,464,243)	$(1,266,120,548)

Exchange A1

Shares sold	$22,458,484	$377,634,664	[2]

Shares issued on reinvestment	882	63,955	[2]

Shares repurchased	(146,669,871)	(253,488,114)[2]

Net increase (decrease)	$(124,210,505)	$124,210,505

Class I

Shares sold	—	$26,440	[3]

Shares issued on reinvestment	—	—	[3]

Shares repurchased	—	—	[3]

Net increase	—	$26,440

[1]	On June 2, 2009, Exchange A class shares were converted to Class A shares.

[2]	For the period August 1, 2008 (inception date) to March 31, 2009.

[3]	For the period December 31, 2008 (inception date) to March 31, 2009.

Western Asset Municipal Money Market Fund 2010 Annual Report | 43

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and share repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

7. Income tax information and distributions to shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions:

Record Date Payable Date	Class A	Class I

Daily
04/30/2010	$0.000009	$0.000012

The tax character of distributions paid during the fiscal years ended March 31, was as follows:

	2010	2009

Distributions Paid From:

Tax-exempt income	$2,181,833	$131,627,345

Ordinary income	—	23,195

Net long-term capital gains	—	4,595

Total taxable distributions	—	$27,790

Total distributions paid	$2,181,833	$131,655,135

As of March 31, 2010, there were no significant differences between the book and tax components of net assets.

During the taxable year ended March 31, 2010, the Fund utilized $23 of its capital loss carryover available from prior years. As of March 31, 2010, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount

3/31/2017	$(374,593)

This amount will be available to offset any future taxable capital gains.

8. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would

44 | Western Asset Municipal Money Market Fund 2010 Annual Report

Notes to financial statements (cont’d)

earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

On May 12, 2010, the SEC approved the disbursement of approximately $108.6 million previously paid to the U.S. Treasury, reflecting the disgorgement of profits to Citigroup, plus interest. These amounts will be disbursed to the Affected Funds pursuant to a Plan of Distribution approved by the SEC. All other amounts not previously distributed were retained by the U.S. Treasury. The disbursements are expected to be received by the Custodian for the Affected Funds on or about May 25, 2010 and these amounts were reflected in the net asset value of the Affected Funds’ shares as of May 13, 2010.

* * *

In January 2010, the SEC adopted changes to money market fund regulations. The Fund intends to comply with each of these changes by the implementation date. None of these changes in regulations affect the financial statements.

9. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought

Western Asset Municipal Money Market Fund 2010 Annual Report | 45

injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM based on the May 31, 2005 settlement order against CGM and SBFM by the SEC. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the adviser for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

The five actions were subsequently consolidated, and a consolidated complaint was filed. On September 26, 2007, the U.S. District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. On February 16, 2010, the U.S. Court of Appeals for the Second Circuit issued its opinion affirming the dismissal, in part, and vacating and remanding, in part. The opinion affirmed the dismissal with prejudice of plaintiffs’ claim pursuant to Section 36(b) of the Investment Company Act but vacated the dismissal of the Section 10(b) securities fraud claim. The case has been remanded to Judge Pauley of the U.S. District Court for the Southern District of New York.

10. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (known as Western Asset New York Tax Free Money Market Fund effective May 31, 2010, prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009 formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

46 | Western Asset Municipal Money Market Fund 2010 Annual Report

Notes to financial statements (cont’d)

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit ruled that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. After full briefing, oral argument took place on May 4, 2010. The parties are awaiting a decision.

11. Treasury guarantee

The Fund elected to participate in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Guarantee Program”). Under the Guarantee Program, the U.S. Treasury guaranteed the $1.00 per share value of fund shares outstanding as of September 19, 2008, subject to certain terms and limitations.

Only shareholders who held shares as of September 19, 2008 were eligible to participate in the guarantee. Those shareholders were able to purchase and redeem shares in their account during the period covered by the Guarantee Program. However, the number of shares covered by the guarantee could not have exceeded the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s account increased after September 19, 2008, the amount of the increase would not have been covered by the guarantee.

The initial term of the Guarantee Program terminated on December 18, 2008, but was extended by the Treasury Department until April 30, 2009. The Treasury Department had further extended the Guarantee Program through September 18, 2009. The Fund elected to participate in these extensions.

In order to participate in the Guarantee Program during the initial term, the Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008. The fee for participation in each extension was 0.015%. These fees were not covered by any expense cap in effect during the period.

The Guarantee Program expired as of the close of business on September 18, 2009.

Western Asset Municipal Money Market Fund 2010 Annual Report | 47

Report of independent registered public accounting firm

The Board of Trustees and Shareholders
Legg Mason Partners Money Market Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Municipal Money Market Fund, a series of Legg Mason Partners Money Market Trust, as of March 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Municipal Money Market Fund as of March 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

NewYork, NewYork
May 17, 2010

48 | Western Asset Municipal Money Market Fund

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 9-10, 2009, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset Municipal Money Market Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided by management before the Meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and

Western Asset Municipal Money Market Fund | 49

other services. The Board observed that the scope of services provided by the Manager and the Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail funds classified as tax-exempt money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2009 was slightly above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

50 | Western Asset Municipal Money Market Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of retail no-load funds (including the Fund) classified as tax-exempt money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the limitation on the Fund’s expenses is expected to continue through December 2011.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant two years ago. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had reached the specified asset levels at which one or more breakpoints to its contractual management fee are triggered.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

Western Asset Municipal Money Market Fund | 51

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

52 | Western Asset Municipal Money Market Fund

Additional information (unaudited)
Information about Trustees and Officers

The business and affairs of Western Asset Municipal Money Market Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Independent Trustees†:

Elliott J. Berv

Year of birth	1943

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1989

Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

World Affairs Council (since 2009); formerly, Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (2001 to 2008); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)

A. Benton Cocanougher

Year of birth	1938

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1991

Principal occupation(s) during past five years

Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Jane F. Dasher

Year of birth	1949

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1999

Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company) (since 1997)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Western Asset Municipal Money Market Fund  | 53

Independent Trustees cont’d

Mark T. Finn

Year of birth	1943

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1989

Principal occupation(s) during past five years

Adjunct Professor, College of William & Mary (since 2002); Principal/Member, Balvan Partners (investment management) (2002 to 2009); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Rainer Greeven

Year of birth	1936

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1994

Principal occupation(s) during past five years	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	Avica, Ltd (industrial and real estate holding) (since 2002)

Stephen Randolph Gross

Year of birth	1947

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1986

Principal occupation(s) during past five years

Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1974); Executive Director of Business Builders Team, LLC (since 2005); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004)

Richard E. Hanson, Jr.

Year of birth	1941

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1985

Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

54 | Western Asset Municipal Money Market Fund

Additional information (unaudited) (cont’d)
Information about Trustees and Officers

Independent Trustees cont’d

Diana R. Harrington

Year of birth	1940

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1992

Principal occupation(s) during past five years	Professor, Babson College (since 1992)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Susan M. Heilbron

Year of birth	1945

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1994

Principal occupation(s) during past five years

Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

Susan B. Kerley

Year of birth	1951

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1992

Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2005) of various series of MainStay Family of Funds (66 funds)

Alan G. Merten

Year of birth	1941

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1990

Principal occupation(s) during past five years	President, George Mason University (since 1996)

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years

Director, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

Western Asset Municipal Money Market Fund  | 55

Independent Trustees cont’d

R. Richardson Pettit

Year of birth	1942

Position(s) with Trust	Trustee

Term of office[1] and length of time served[2]	Since 1990

Principal occupation(s) during past five years

Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include; University of Washington, University of Pennsylvania and Purdue University

Number of funds in fund complex overseen by Trustee	59

Other board memberships held by Trustee during past five years	None

Interested Trustee and Officer:

R. Jay Gerken, CFA[3]

Year of birth	1951

Position(s) with Trust	Trustee, President, Chairman and Chief Executive Officer

Term of office[1] and length of time served[2]	Since 2002

Principal occupation(s) during past five years

Managing Director, Legg Mason & Co., LLC (“Legg Mason & Co.”); Chairman of the Board and Trustee/Director of 146 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) and its affiliates; President of LMPFA (since 2006); Chairman, President and Chief Executive Officer (“CEO”) of certain mutual funds associated with Legg Mason, Inc. (“Legg Mason”) or its affiliates; President and CEO, Smith Barney Fund Management LLC (“SBFM”) and Chairman, President and CEO, Citi Fund Management, Inc. (“CFM”) (formerly registered investment advisers) (since 2002); formerly, Managing Director of Citigroup Global Markets Inc. (“CGM”) (1989 to 2006); formerly, Chairman, President and CEO, Travelers Investment Adviser Inc. (2002 to 2005)

Number of funds in fund complex overseen by Trustee	133

Other board memberships held by Trustee during past five years	Former Trustee, Consulting Group Capital Market Funds (11 funds) (2002 to 2006)

Additional Officers:

Ted P. Becker

Legg Mason
620 Eighth Avenue, New York, NY 10018

Year of birth	1951

Position(s) with Trust	Chief Compliance Officer

Term of office[1] and length of time served[2]	Since 2006

Principal occupation(s) during past five years

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason & Co. (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co., LMPFA and certain affiliates (since 2006); formerly, Managing Director of Compliance at Citigroup Asset Management (“CAM”) or its predecessors (2002 to 2005)

56 | Western Asset Municipal Money Market Fund

Additional information (unaudited) (cont’d)
Information about Trustees and Officers

Additional Officers cont’d

John Chiota

Legg Mason
100 First Stamford Place, Stamford, CT 06902

Year of birth	1968

Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer

Term of office[1] and length of time served[2]	Since 2006 and 2008

Principal occupation(s) during past five years

Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2008); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006); Vice President of Legg Mason & Co. or its predecessors (since 2004); formerly, Chief Anti-Money Laundering Compliance Officer of TD Waterhouse (prior to 2004)

Robert I. Frenkel

Legg Mason
100 First Stamford Place, Stamford, CT 06902

Year of birth	1954

Position(s) with Trust	Secretary and Chief Legal Officer

Term of office[1] and length of time served[2]	Since 2003

Principal occupation(s) during past five years

Vice President of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. and its predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. and its predecessors (since 2003)

Thomas C. Mandia

Legg Mason
100 First Stamford Place, Stamford, CT 06902

Year of birth	1962

Position(s) with Trust	Assistant Secretary

Term of office[1] and length of time served[2]	Since 2000

Principal occupation(s) during past five years

Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. and its predecessors (since 2006); formerly, Managing Director and Deputy General Counsel for CAM (1992 to 2005)

Frances M. Guggino

Legg Mason
55 Water Street, New York, NY 10041

Year of birth	1957

Position(s) with Trust	Treasurer and Chief Financial Officer

Term of office[1] and length of time served[2]	Since 2004

Principal occupation(s) during past five years

Director of Legg Mason & Co. (since 2005); Treasurer and Chief Financial Officer of certain mutual funds associated with Legg Mason & Co. and its predecessors (since 2005); formerly, Director at CAM (1992 to 2005); formerly, Treasurer and/or Controller of certain mutual funds associated with certain predecessor firms of Legg Mason & Co. (1992 to 2005)

Western Asset Municipal Money Market Fund  | 57

Additional Officers cont’d

Matthew Plastina

Legg Mason
55 Water Street, New York, NY 10041

Year of birth	1970

Position(s) with Trust	Controller

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Vice President of Legg Mason & Co. (since 2008); Controller of certain mutual funds associated with Legg Mason & Co. (since 2007); formerly, Assistant Vice President of Legg Mason & Co. or its predecessors (1999 to 2008); formerly, Assistant Controller of certain mutual funds associated with certain predecessor firms of Legg Mason & Co. (2002 to 2007)

David Castano

Legg Mason
55 Water Street, New York, NY 10041

Year of birth	1971

Position(s) with Trust	Controller

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Vice President of Legg Mason & Co. (since 2008); Controller of certain mutual funds associated with Legg Mason & Co. (since 2007); formerly, Assistant Treasurer of Lord Abbett mutual funds (2004 to 2006); formerly, Supervisor at UBS Global Asset Management (2003 to 2004)

Jeanne M. Kelly

Legg Mason
620 Eighth Avenue, New York, NY 10041

Year of birth	1951

Position(s) with Trust	Senior Vice President

Term of office[1] and length of time served[2]	Since 2007

Principal occupation(s) during past five years

Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005); formerly, Director of Global Fund Administration, CAM (1996 to 2005)

†	Trustees who are not “interested persons” of the Fund within the meaning of section (a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member or an officer took office for a fund in the Legg Mason fund complex.

[3]	Mr. Gerken is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

58 | Western Asset Municipal Money Market Fund

Important tax information (unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable year ended March 31, 2010 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.

Western Asset Municipal Money Market Fund

Trustees
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager
Legg Mason Partners Fund Advisor, LLC

Subadviser
Western Asset Management Company

Distributor
Legg Mason Investor Services, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Independent registered public accounting firm
KPMG LLP
345 Park Avenue
New York, New York 10154

Western Asset Municipal Money Market Fund
The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland business trust.

Western Asset Municipal Money Market Fund
Legg Mason Funds
55 Water Street
New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Municipal Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing. www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC
Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors
©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC
WAS04040 5/10 SR10-1082

NOT PART OF THE ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2009 and March 31, 2010 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $133,400 in 2009 and $139,400 in 2010.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2009 and $0 in 2010. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings and calculations pursuant to Funds revolving credit for the Legg Mason Partners Money Market Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Money Market Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $24,500 in 2009 and $12,100 in 2010. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2009 and 2010; Tax Fees were 100% and 100% for 2009 and 2010; and Other Fees were 100% and 100% for 2009 and 2010.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Money Market Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Money Market Trust during the reporting period were $0 in 2010.

(h) Yes. Legg Mason Partners Money Market Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS.

	a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

	b)	Not applicable.

ITEM 6.		SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.		CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: June 1, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: June 1, 2010

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date: June 1, 2010